UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6114

American Performance Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31/08

Date of reporting period: 5/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

AMERICAN PERFORMANCE FUNDS

U.S Treasury Fund

Schedule of Portfolio Investments

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements (82.0%)
$384,800,035	Deutsche Bank Securities, Inc., (Purchased on 5/30/08, proceeds at maturity $384,871,865, collateralized by U.S. Treasury Securities, (3.25%- 7.50%), (1/15/09 - 11/15/16), fair value $388,456,432), 2.24%, 6/2/08	$384,800,035
165,000,000	JP Morgan Securities, Inc., (Purchased on 5/30/08, proceeds at maturity $165,027,500, collateralized by U.S Treasury Security, 4.75%, 12/31/08, fair value $165,099,394), 2.00%, 6/2/08	165,000,000
260,000,000	Merrill Lynch Government Securities, Inc., (Purchased on 5/30/08, proceeds at maturity $260,045,500, collateralized by U.S. Government Securities, (0.00% - 24.97%), (12/20/32 - 2/20/38), fair value $262,349,122), 2.10%, 6/2/08	260,000,000
275,000,000	Societe Generale New York, (Purchased on 5/30/08, proceeds at maturity $275,049,271, collateralized by U.S. Treasury Securities (0.00% - 1.88%), (7/15/13 - 11/15/27), fair value $279,914,099), 2.15%, 6/2/08	275,000,000
265,000,000	UBS Financial Services, Inc., (Purchased on 5/30/08, proceeds at maturity $265,047,038, collateralized by U.S. Government Securities, (3.50% - 12.00%), (12/15/08 - 5/20/38), fair value $269,126,947), 2.13%, 6/2/08	265,000,000

Total Repurchase Agreements		1,349,800,035

U.S. Treasury Obligations (18.2%)
	U.S. Treasury Bills(a)
50,000,000	1.00%, 7/17/08	49,936,111
75,000,000	1.10%, 7/24/08	74,878,542
75,000,000	1.21%, 8/7/08	74,832,500
100,000,000	2.12%, 6/16/08	99,911,666

Total U.S. Treasury Obligations		299,558,819

Total Investments (Cost $1,649,358,854)(b)—100.2%		1,649,358,854
Liabilities in excess of other assets — (0.2)%		(2,502,819)

Net Assets — 100.0%		$1,646,856,035

(a)	Rate represents the effective yield at purchase.

(b)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Certificates of Deposit (13.3%)
Banking & Financial Services (13.3%)
$30,000,000	Bank of America Corp. CD, 2.90%, 6/5/08	$30,000,000
30,000,000	BNP Paribas NY YCD, 4.75%, 6/20/08	30,001,947
25,000,000	Calyon NY YCD, 2.94%, 6/3/08	25,000,000
25,000,000	Deutsche Bank NY YCD, 2.65%, 7/18/08	25,000,000
25,000,000	Fortis Bank NY YCD, 2.93%, 8/25/08	25,000,000
30,000,000	Lloyds TSB Bank NY YCD, 2.75%, 7/25/08	30,000,000
30,000,000	Rabobank NY YCD, 2.52%, 8/8/08	30,000,000
25,000,000	Societe Generale YCD, 2.72%, 8/18/08	25,000,000

Total Certificates of Deposit		220,001,947

Commercial Paper (36.2%)
Asset Backed (3.3%)
30,000,000	Old Line Funding Corp., 2.46%, 6/16/08 (a)(b)	29,969,375
25,000,000	Sheffield Receivables, 2.40%, 6/4/08 (a)(b)	24,995,000

		54,964,375

Banking (7.3%)
30,000,000	Bank of Nova Scotia, 2.62%, 7/1/08 (a)	29,935,000
30,000,000	Svenska Handlesbank, Inc., 2.52%, 8/20/08 (a)	29,833,333
30,000,000	UBS Finance Delaware LLC, 2.79%, 6/9/08 (a)	29,981,500
30,000,000	Wells Fargo & Co., 2.31%, 8/29/08 (a)	29,829,417

		119,579,250

Beverages (1.5%)
25,000,000	Coca-Cola Co., 2.06%, 7/28/08 (a)(b)	24,918,854

Chemicals (1.5%)
25,000,000	BASF AG, 2.42%, 9/4/08 (a)(b)	24,841,667

Diversified Manufacturing Operations (1.5%)
25,000,000	General Electric Capital Corp., 2.53%, 10/20/08 (a)	24,755,208

Financial Services (21.1%)
30,000,000	AIG Funding, Inc., 2.68%, 6/16/08 (a)	29,966,625
30,000,000	Allianz Finance Corp., 2.41%, 7/21/08 (a)(b)	29,900,000
25,000,000	American Express Credit Corp., 2.67%, 8/1/08 (a)	24,887,743
25,000,000	American Honda Finance, 2.13%, 6/12/08 (a)	24,983,806
30,000,000	CBA (Delaware) Finance, 2.31%, 6/30/08 (a)	29,944,175
30,000,000	Chevron Funding Corp., 2.08%, 6/26/08 (a)	29,956,666
30,000,000	Dexia Delaware LLC, 2.63%, 6/27/08 (a)	29,943,450
30,000,000	Nestle Capital Corp., 2.11%, 7/14/08 (a)(b)	29,924,750
30,000,000	Nordea North America, Inc., 2.49%, 9/2/08 (a)	29,809,350
30,000,000	Total Capital, 2.20%, 6/30/08 (a)(b)	29,947,075
30,000,000	Toyota Motor Credit Corp., 2.57%, 10/3/08 (a)	29,737,533
30,000,000	USAA Capital Corp., 2.25%, 6/2/08 (a)(b)	29,998,125

		348,999,298

Total Commercial Paper		598,058,652

U.S. Government Agency Securities (16.0%)
	Federal Home Loan Bank
60,000,000	2.19%, 3/20/09 (c)	60,000,000
10,000,000	2.27%, 3/27/09 (c)	10,000,000
10,000,000	2.28%, 4/16/09 (c)	10,000,000
10,000,000	2.29%, 4/3/09 (c)	10,000,000
20,000,000	2.38%, 4/7/09, Callable 10/7/08 @ 100	20,000,000
10,000,000	2.38%, 6/4/09 (c)	10,000,000
10,000,000	2.63%, 4/30/09, Callable 10/30/08 @ 100	10,000,000
30,000,000	2.80%, 2/6/09, Callable 8/6/08 @ 100	30,000,000
20,000,000	2.83%, 3/3/09, Callable 9/3/08 @ 100	20,000,000
25,000,000	3.00%, 3/4/09, Callable 6/4/08 @100	25,000,000
	Federal Home Loan Mortgage Corp.
50,000,000	2.40%, 4/2/09, Callable 7/2/08 @ 100	50,000,000
10,000,000	4.37%, 1/16/09, Callable 6/24/08 @ 100	10,000,000

Total U.S. Government Agency Securities		265,000,000

Repurchase Agreements (35.1%)
204,218,060	Deutsche Bank Securities, Inc., (Purchased on 05/31/08, proceeds at maturity $204,257,031, collateralized by U.S. Government Securities, (4.95% - 5.61%), (06/10/08 - 02/06/23), fair value $206,335,007), 2.29%, 6/2/08	204,218,060
180,000,000	JP Morgan Securities, Inc., (Purchased on 05/31/08, proceeds at maturity $180,031,500, collateralized by U.S. Government Securities, (0.00% - 7.625%), (06/04/08 - 07/28/28), fair value $183,603,892), 2.10%, 6/2/08	180,000,000

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements, continued:
$195,000,000	UBS Financial Services, Inc., (Purchased on 05/31/08, proceeds at maturity $195, 036, 238, collateralized by U.S. Government Securities, (0.00%), (09/12/08 - 11/05/08), fair value $198,901,457), 2.23%, 6/2/08	$195,000,000

Total Repurchase Agreements		579,218,060

Total Investments (Cost $1,662,278,659)(d)—100.6%		1,662,278,659
Liabilities in excess of other assets — (0.6)%		(10,221,334)

Net Assets — 100.0%		$1,652,057,325

(a)	Rate represents the effective yield at purchase.

(b)	Represents a restricted security, purchased under SEC Rule 144A, and is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(c)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2008. The date presented reflects the final maturity date.

(d)	Cost and value for federal income tax and financial reporting purposes are the same.

YCD	Yankee Certificate of Deposit

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds (98.6%)
Alabama (3.3%)
$21,400,000	Health Care Authority for Baptist Health Alabama, 1.95%, 11/15/36, Insured by: MBIA (a)	$21,400,000

Colorado (3.6%)
8,500,000	Broomfield Colorado Urban Renewal, 1.62%, 12/1/30, Enhanced by: LOC (a)	8,500,000
8,050,000	Colorado State Educational & Cultural Facilities Authority Revenue, 1.62%, 7/1/37, Enhanced by: LOC (a)	8,050,000
6,625,000	Denver Colorado City & County Airport Revenue, 1.68%, 11/15/25, Enhanced by: LOC, AMT (a)	6,625,000

		23,175,000

Delaware (2.7%)
17,300,000	Delaware River & Bay Authority Delaware Revenue, 2.90%, 1/1/30, Insured by: AMBAC (a)	17,300,000

District of Columbia (2.4%)
10,000,000	District of Columbia, 1.65%, 6/1/34, Enhanced by: LOC (a)	10,000,000
5,665,000	District of Columbia Revenue, 1.60%, 10/1/30, Enhanced by: LOC (a)	5,665,000

		15,665,000

Florida (4.9%)
10,690,000	City of Cape Coral Florida, 1.50%, 9/25/08, Enhanced by: LOC	10,690,000
4,500,000	City of Cape Coral Florida, 1.55%, 9/25/08, Enhanced by: LOC	4,500,000
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 1.80%, 8/15/35, Enhanced by: LOC, AMT (a)	4,590,000
12,000,000	Palm Beach County School District, 0.80%, 8/14/08, Enhanced by: LOC	12,000,000

		31,780,000

Georgia (1.3%)
2,240,000	Athens-Clarke County Georgia University Development Revenue, 1.60%, 4/1/31, Enhanced by: LOC (a)	2,240,000
6,200,000	Richmond County Georgia Hospital Authority Revenue, 1.60%, 1/1/25, Enhanced by: LOC (a)	6,200,000

		8,440,000

Illinois (8.1%)
10,000,000	Aurora Illinois Economic Development Revenue, 1.60%, 6/1/29, Enhanced by: LOC (a)	10,000,000
7,800,000	Cook County Illinois Revenue, 1.67%, 5/1/35, Enhanced by: LOC (a)	7,800,000
7,500,000	Illinois Educational Facilities Authority Revenue, Elmhurst College, 1.60%, 3/1/33, Enhanced by: LOC (a)	7,500,000
5,000,000	Illinois Educational Facility Authority, 1.35%, 8/7/08, Enhanced by: LOC	5,000,000
10,000,000	Illinois Financial Authority Revenue, 1.62%, 11/1/41, Enhanced by: LOC (a)	10,000,000
5,500,000	Illinois Financial Authority Revenue Chicago Historical Society, 1.53%, 1/1/36, Enhanced by: LOC (a)	5,500,000
6,700,000	Quincy Illinois Revenue, Blessing Hospital Project, 1.60%, 11/15/33, Enhanced by: LOC (a)	6,700,000

		52,500,000

Indiana (7.0%)
11,500,000	Indiana State Development Financial Authority Revenue, 1.60%, 8/1/31, Enhanced by: LOC (a)	11,500,000
9,200,000	Indiana State Financial Authority Environmental Revenue, 1.75%, 6/1/35, Enhanced by: LOC (a)	9,200,000
25,000,000	Mount Vernon Indiana Pollution Control & Solid Waste Disposal Revenue, General Electric, 1.20%, 12/1/14 (a)	25,000,000

		45,700,000

Kentucky (2.6%)
4,900,000	Jefferson County Kentucky Student Housing, Industrial Building Revenue, 1.62%, 9/1/29, Enhanced by: LOC (a)	4,900,000
7,315,000	Jeffersontown Kentucky Lease Program Revenue, 1.71%, 3/1/30, Enhanced by: LOC (a)	7,315,000
5,000,000	Louisville & Jefferson County Kymetro Government Industrial Building Revenue, 1.70%, 3/1/38, Enhanced by: LOC (a)	5,000,000

		17,215,000

Louisiana (2.5%)
3,400,000	Louisiana Housing Financial Agency Revenue, 1.62%, 12/1/25, Enhanced by: LOC (a)	3,400,000

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Louisiana, continued:
$13,000,000	Louisiana Local Government Environment Facilities Community Development Authority Revenue, 1.60%, 10/1/26, Insured by: FSA (a)	$13,000,000

		16,400,000

Maryland (0.6%)
4,000,000	Chestertown Maryland Economic Development Project Revenue, 1.64%, 3/1/38, Enhanced by: LOC (a)	4,000,000

Massachusetts (1.5%)
10,000,000	Massachusetts School Building Authority Commercial Paper, 1.45%, 8/7/08, Enhanced by: LOC	10,000,000

Michigan (2.7%)
5,800,000	Detroit Michigan Sewer Disposal Revenue, 1.65%, 7/1/27, Insured by: FSA (a)	5,800,000
10,000,000	Michigan State Hospital Finance Authority Revenue, 4.00%, 12/1/30, Insured by: AMBAC (a)	10,000,000
1,951,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, 1.70%, 1/1/14, Enhanced by: LOC, AMT (a)	1,951,000

		17,751,000

Missouri (1.8%)
5,100,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 1.60%, 11/1/18, Enhanced by: LOC (a)	5,100,000
6,800,000	Missouri State Health & Educational Facilities Authority, 1.65%, 2/1/31, Enhanced by: LOC (a)	6,800,000

		11,900,000

New York (1.5%)
10,000,000	New York Metropolitan Transit Authority, 1.00%, 6/10/08, Enhanced by: LOC	10,000,000

North Carolina (7.9%)
10,000,000	Charlotte Apartment Revenue, 1.85%, 7/1/29, Insured by: MBIA (a)	10,000,000
26,000,000	Mecklenburg Healthcare System Revenue, 1.52%, 1/15/37, Insured by: AMBAC (a)	26,000,000
15,815,000	North Carolina Capital Facilities Financial Agency Recreational Facilities Revenue, 1.60%, 4/1/29, Enhanced by: LOC (a)	15,815,000

		51,815,000

Pennsylvania (8.0%)
11,200,000	Beaver County Pennsylvania Industrial Authority Pollution Control Revenue, 1.35%, 4/1/41, Enhanced by: LOC (a)	11,200,000
10,000,000	Delaware County Pennsylvania Industrial Development Authority, 1.95%, 8/6/08, Enhanced by: LOC	10,000,000
10,600,000	Hamburg Pennsylvania Area School District, 1.62%, 5/15/25, Insured by: FSA (a)	10,600,000
20,600,000	Philadelphia Gas Works Revenue, 1.55%, 8/1/31, Insured by: FSA (a)	20,600,000

		52,400,000

South Carolina (5.4%)
9,835,000	Clarendon Hospital District Revenue, 1.63%, 10/1/26, Enhanced by: LOC (a)	9,835,000
13,000,000	North Charleston Conventional Facility Partnership Revenue, 4.50%, 9/1/19, Insured by: MBIA (a)	13,000,000
2,400,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, 1.55%, 3/1/27, Enhanced by: LOC (a)	2,400,000
9,840,000	South Carolina Jobs Economic Development Authority Hospital Facilities Revenue, 1.60%, 11/1/31, Enhanced by: LOC (a)	9,840,000

		35,075,000

Tennessee (2.9%)
10,000,000	Jackson Tennessee Energy Authority Electric System Revenue, 1.67%, 4/1/29, Enhanced by: LOC (a)	10,000,000
9,235,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 1.55%, 11/1/27, Enhanced by: LOC (a)	9,235,000

		19,235,000

Texas (9.3%)
12,050,000	Brownsville, Texas Utility System, 1.50%, 6/3/08, Enhanced by: LOC	12,050,000
8,000,000	Calhoun County Texas Industrial Development Authority Port Revenue, 1.64%, 11/1/15, Enhanced by: LOC, AMT (a)	8,000,000

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Texas, continued:
$25,300,000	Midlothian Texas Industrial Development Corporate Pollution Control Revenue, 1.60%, 12/1/09, Enhanced by: LOC (a)	$25,300,000
15,000,000	Tarrant County Texas Cultural Education Facility, Financial Corporation Revenue, 1.85%, 7/1/47, Insured by: MBIA (a)	15,000,000

		60,350,000

Utah (5.3%)
10,000,000	Emery County Utah Pollution Control Revenue, 1.60%, 7/1/15, Enhanced by: LOC (a)	10,000,000
24,540,000	Utah Transit Authority Sales Tax Revenue, 1.60%, 6/15/36, Enhanced by: LOC (a)	24,540,000

		34,540,000

Virginia (5.1%)
11,915,000	Falls Church Virginia Economic Development Authority Revenue, 1.57%, 7/1/31, Enhanced by: LOC (a)	11,915,000
9,400,000	Madison County Virginia Industrial Development Authority Educational Facilities Revenue, 1.35%, 10/1/37, Enhanced by: LOC (a)	9,400,000
5,995,000	Peninsula Ports Authority, 2.15%, 7/8/08, Enhanced by: LOC	5,995,000
5,700,000	Virginia Commonwealth University Revenue, 1.70%, 11/1/30, Insured by: AMBAC (a)	5,700,000

		33,010,000

Washington (1.9%)
6,000,000	Port Seattle Washington, 2.05%, 7/7/08, Enhanced by: LOC	6,000,000
6,600,000	Washington State Health Care Facilities Authority Lease Revenue, 1.60%, 1/1/32, Enhanced by: LOC (a)	6,600,000

		12,600,000

West Virginia (2.8%)
8,000,000	West Virginia Public Energy, 1.85%, 8/6/08, Enhanced by: LOC	8,000,000
10,000,000	West Virginia State Hospital Finance Authority Revenue, 1.63%, 10/1/36, Enhanced by: LOC (a)	10,000,000

		18,000,000

Wisconsin (2.6%)
3,525,000	Beaver Dam Wisconsin Development Revenue, 1.67%, 12/1/36, Enhanced by: LOC (a)	3,525,000
5,980,000	Wisconsin State Health & Educational Facilities Authority Revenue, 1.54%, 8/15/33, Enhanced by: LOC (a)	5,980,000
7,500,000	Wisconsin State Health & Educational Facilities Authority Revenue, 1.60%, 3/1/36, Enhanced by: LOC (a)	7,500,000

		17,005,000

Wyoming (0.9%)
6,000,000	Sweetwater County Wyoming Pollution Control Revenue, 1.56%, 7/1/15, Enhanced by: LOC (a)	6,000,000

Total Municipal Bonds		643,256,000

Investment Companies (0.6%)
3,323,591	Goldman Sachs Tax-Free Money Market Fund	3,323,591
371,053	SEI Tax-Exempt Trust Institutional Money Market Fund, Class A	371,053

Total Investment Companies		3,694,644

Total Investments (Cost $646,950,644)(b)—99.2%		646,950,644
Other assets in excess of liabilities — 0.8%		5,108,028

Net Assets — 100.0%		$652,058,672

(a)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2008. The date presented reflects the final maturity date.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
FSA	Financial Security Assurance
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds (96.8%)
Arizona (0.1%)
$15,000	Phoenix Arizona, GO, Series A, 4.50%, 7/1/16, Callable 7/1/08 @ 101 *	$15,162

California (1.0%)
10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: FSA	10,666
10,000	Morgan Hill California University School District, GO, 5.00%, 8/1/12, Callable 8/1/11 @ 101, Insured by: FGIC *	10,814
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Callable 2/1/09 @ 101, Insured by: MBIA *	81,509
15,000	San Bernardino County California Transportation Authority, Series A, 4.88%, 3/1/10, Callable 3/1/09 @ 100.50, Insured by: FSA *	15,181
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 9/2/09 @ 101, Insured by: AMBAC *	25,661
10,000	San Mateo County California Transportation District, 4.75%, 6/1/16, Callable 6/1/08 @ 101, Insured by: MBIA *	10,397
10,000	West Contra Costa California University School District, GO, 5.00%, 8/1/15, Callable 8/1/09 @ 101, Insured by: FGIC *	10,309

		164,537

Florida (1.1%)
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 4/1/09 @ 101, Insured by: MBIA *	25,496
120,000	Miami-Dade County Florida Public Facilities Revenue, Jackson Memorial Hospital, 5.00%, 6/1/18, Callable 6/1/08 @ 101, Insured by: FSA *	121,209
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100, Insured by: FSA *	20,183

		166,888

Georgia (0.3%)
25,000	Coweta County Georgia Development Authority Revenue, 5.13%, 1/1/17, Callable 1/1/10 @ 101, Insured by: AMBAC *	26,355
20,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Callable 7/01/09 @ 101, Insured by: MBIA *	20,776

		47,131

Illinois (15.1%)
500,000	Du Page County Illinois Community School District, 5.00%, 10/1/19, FSA	541,305
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101, Insured by: FSA *	266,305
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100, Insured by: AMBAC *	299,381
15,000	University of Illinois Certificates, 4.25%, 10/1/09, Insured by: AMBAC	15,422
670,000	Will County Illinois Community High School Dist. No. 210 Lincoln-Way School Building., 5.00%, 1/1/17, Insured by: FGIC	718,763
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100, Insured by: FGIC *	525,460

		2,366,636

Indiana (10.2%)
390,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/14	399,025
305,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/15	310,396
10,000	East Chicago Indiana Multiple School Building Corp., 5.40%, 7/15/12, Callable 7/15/08 @ 101, Insured by: AMBAC *	10,141
845,000	New Albany Indiana Redevelopment Authority, 4.00%, 2/1/14	859,686
20,000	Warren Township Indiana School Building Corp., 5.00%, 7/5/14, Callable 7/5/08 @ 101, Insured by: FSA *	20,255

		1,599,503

Iowa (0.5%)
50,000	Iowa City Sewer Revenue, 4.10%, 7/1/12, Callable 7/1/10 @ 100, Insured by: FSA *	51,062

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Iowa, continued:
$25,000	Iowa City Water Revenue, 4.75%, 7/1/12, Callable 7/1/08 @ 100, Insured by: FGIC *	$25,024

		76,086

Kansas (1.7%)
250,000	University of Kansas Hospital Authority Health Facilities Revenue, 5.70%, 9/1/20, Callable 9/1/09 @ 100, Insured by: AMBAC *	261,185

Kentucky (0.1%)
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101, Insured by: FSA *	5,313
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100, Insured by: FSA *	10,474

		15,787

Louisiana (0.2%)
10,000	Bossier City Louisiana Public Improvement Sales and Use Tax Revenue, 3.65%, 11/1/08, Insured by: AMBAC	10,072
25,000	Orleans Parish Louisiana Parishwide School District, GO, 4.80%, 9/1/09, Callable 3/1/09 @ 100, Insured by: FGIC *	25,034

		35,106

Michigan (10.8%)
490,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF *	519,454
110,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Prerefunded 5/1/12 @ 100, Insured by: Q-SBLF *	118,215
600,000	Michigan State Building Authority Revenue, Series I, 4.75%, 10/15/15, Callable 10/15/09 @ 100 *	621,312
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 10/1/08 @ 100, Insured by: AMBAC *	402,352
25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Callable: 8/1/08 @ 100 *	25,095

		1,686,428

Mississippi (0.4%)
60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100, Insured by: FSA *	63,860

Missouri (0.3%)
25,000	Missouri State Health & Education Facilities Authority Revenue, Washington University, 5.00%, 6/15/21, Callable 6/15/09 @ 100 *	25,764
10,000	Missouri State Health & Educational Facilities Authority Revenue, Rockhurst High School, 4.60%, 6/1/08, Enhanced by: Allied Irish Bank *	10,000
5,000	St. Joseph Hospital Jackson County Revenue, 7.50%, 6/1/10, Continuosuly Callable @ 100, ETM (a) *	4,996
5,000	St. Louis Missouri Municipal Finance Corp., 5.40%, 2/15/12, Continuously Callable @ 100, Insured by: AMBAC *	5,010

		45,770

Nebraska (0.1%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100 *	10,061

New York (0.2%)
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: FSA	27,738
5,000	New York State Urban Development Corp. Revenue, Series B, 4.75%, 1/1/28, Callable 1/1/09 @ 101, Insured by: AMBAC, ETM *	5,133

		32,871

Ohio (0.1%)
10,000	Alliance Ohio Water Works, 5.00%, 11/15/20, Callable 11/15/08 @ 101, Insured by: MBIA *	10,168

Oklahoma (8.2%)
200,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.60%, 7/1/19, Callable 7/1/09 @ 100, Insured by: AMBAC *	207,738
500,000	Oklahoma City Water Utilities Revenue, Series A, 5.00%, 7/1/16, Callable 7/1/09 @ 100 *	512,215

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Oklahoma, continued:
$50,000	Oklahoma County Independent School District 89, GO, 4.50%, 2/1/09, Insured by: FGIC	$50,706
50,000	Oklahoma State Turnpike Authority, 5.00%, 1/1/15, Callable 1/1/09 @ 100, Insured by: FGIC *	50,898
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100, Insured by: MBIA *	307,697
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	153,882

		1,283,136

Oregon (0.0%)
5,000	Albany Oregon, GO, 4.25%, 3/1/10, Callable 3/1/09 @ 100, Insured by: FGIC *	5,087

Pennsylvania (7.4%)
50,000	Delaware County Pennsylvania, GO, 5.13%, 10/1/13, Callable 10/1/09 @ 100 *	51,439
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Callable 11/15/08 @ 100, Insured by: Connie Lee, ETM (a) *	10,421
25,000	Downingtown Pennsylvania Area School District, GO, 3.90%, 3/1/10, Callable 3/1/09 @ 100, Insured by: FGIC *	25,025
250,000	Lackawanna County Pennsylvania, GO, Series A, 4.80%, 1/1/13, Callable 1/1/09 @ 100, Insured by: FGIC *	252,195
750,000	Pennsylvania State, GO, Third Series, 5.00%, 9/1/16, Callable 9/1/14 @ 100 *	811,163

		1,150,243

Rhode Island (0.4%)
60,000	Providence Rhode Island, GO, 5.45%, 1/15/10, Callable 1/15/09 @ 100, Insured by: FSA *	60,445

Texas (23.6%)
30,000	Baytown Texas, GO, 4.75%, 2/1/11, Callable 8/1/08 @ 100 *	30,090
275,000	Brazos River Authority Revenue, 5.13%, 5/1/19, Callable 5/1/09 @ 101, Insured by: AMBAC *	280,816
75,000	Clear Brook City Texas Municipal Utilities District, 5.13%, 2/1/26, Callable 2/1/11 @ 100, Insured by: FGIC *	79,351
95,000	Conroe Texas Independent School District, GO, 4.90%, 2/15/17, Callable: 2/15/09 @ 100, Insured by: PSF-GTD *	95,166
500,000	Dallas Texas Independent School District, GO, 4.50%, 8/15/14, Callable 8/15/09 @ 100, Insured by: PSF-GTD *	507,285
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100, Insured by: AMBAC *	170,085
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100, Insured by: PSF-GTD *	139,007
400,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100, Insured by: MBIA *	408,428
100,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100, Insured by: MBIA *	101,301
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100, Insured by: PSF-GTD *	221,598
40,000	McKinney Texas, GO, 4.70%, 8/15/14, Insured by: FSA	40,780
10,000	Montgomery County Texas Municipal Utility District No. 46, GO, 3.00%, 3/1/09, Insured by: FGIC	10,042
5,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD *	5,307
5,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD *	5,145
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100, Insured by: FGIC *	556,776
350,000	Port Arthur Texas Naval District, GO, 4.88%, 3/1/17, Callable 3/1/09 @ 100, Insured by: AMBAC *	350,172
50,000	Red River Authority Texas Pollution Control, 5.20%, 7/1/11, Continuously Callable @ 100, Insured by: AMBAC *	50,129
50,000	San Patricio Texas, Municipal Water District, 4.75%, 7/10/13, Callable 7/10/09 @ 100, Insured by: FSA *	51,507
265,000	Texas State, GO, Series B, 5.13%, 10/1/15, Callable 10/1/08 @ 101 *	269,757
100,000	Texas State Public Finance Authority, Series B, 4.80%, 2/1/16, Callable 2/1/09 @ 100, Insured by: AMBAC *	101,913

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$200,000	Texas State University System, 5.00%, 3/15/20, Callable 3/15/12 @ 100, Insured by: FSA *	$208,462

		3,683,117

Washington (7.2%)
300,000	Seattle Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100, Insured by: FGIC *	313,665
750,000	Washington State, GO, Series C, 5.00%, 1/1/17, Insured by: AMBAC	820,560

		1,134,225

West Virginia (0.1%)
10,000	Ohio County West Virginia Building Commission Revenue, 7.00%, 10/1/10, Callable 10/1/08 @ 100, ETM (a) *	10,012

Wisconsin (7.7%)
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100, Insured by: MBIA *	20,332
250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100 *	263,975
850,000	Wisconsin State, GO, Series B, 5.00%, 5/1/17, Insured by: FSA	917,269

		1,201,576

Total Municipal Bonds		15,125,020

Investments in Affiliates (5.0%)
778,802	American Performance Tax Free Money Market Fund	778,802
Total Investments in Affiliates		778,802

Total Investments (Cost $15,503,393)(b)—101.8%		15,903,822

Liabilities in excess of other assets — (1.8)%		(286,520)

Net Assets — 100.0%		$15,617,302

(a)	Security was fair valued at May 31, 2008, using procedures approved by the Board of Trustees.

(b)	Represents cost for financial reporting purposes.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Corporation
FSA	Financial Security Assurance
GO	General Obligations Bond
MBIA	Municipal Bond Insurance Association
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (3.2%)
$468,392	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (a)	$467,995
345,552	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (a)	344,296
2,750,000	Alesco Preferred Funding Ltd., Series 6A, Class C1, 4.20%, 3/23/35 (b) (c)	2,612,500
1,000,000	Alesco Preferred Funding Ltd., Series 8A, Class C2, 5.73%, 12/23/35 (b)(c)	885,000
1,500,000	Alesco Preferred Funding Ltd., Series 10A, Class C2, 6.33%, 9/23/36 (b)	1,350,000
181,153	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (a)	180,899
403,591	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (a)	418,001
1,784,580	Bear Stearns Asset Backed Securities Trust, Series 2005-AC8, Class A5, 5.58%, 11/25/35	1,533,660
304,110	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (a)	310,775
7,569	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF3, 3.99%, 2/25/31	7,514
62,271	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16 (c)	58,958
1,694	Origen Manufactured Housing, Series 2004-A, Class A2, 3.38%, 8/15/17	1,689
181,003	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	180,615
154,528	Terwin Mortgage Trust, Series 2006-3, Class 1A1, 2.50%, 4/25/37 (c)	151,685

Total Asset Backed Securities		8,503,587

Mortgage Backed Securities (58.6%)
55,565	ABN AMRO Mortgage Corp., Series 2003-1, Class A2, 5.00%, 2/25/18	55,564
404,604	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A6, 5.75%, 1/25/33	406,505
641,611	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A8, 5.75%, 1/25/33	607,432
70,000	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.59%, 5/25/35 (c)	64,495
236,345	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 6.89%, 3/25/35 (c)	218,319
59,627	American General Mortgage Loan Trust, Series 2006-1, Class A1, 5.75%, 12/25/35	59,415
550,000	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36	543,511
625,919	Banc of America Alternative Loan Trust, Series 2005-5, Class 4A1, 5.00%, 6/25/19	584,181
557,786	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	551,152
950,749	Banc of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	943,679
65,379	Banc of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	66,441
165,792	Banc of America Mortgage Securities, Series 2003-F, Class 2A1, 3.76%, 7/25/33 (c)	165,906
2,000,000	Banc of America Mortgage Securities, Series 2004-E, Class 2A4, 4.11%, 6/25/34 (c)	1,968,701
322,806	Banc of America Mortgage Securities, Series 2004-F, Class 2A7, 4.15%, 7/25/34 (c)	321,120
145,289	Banc of America Mortgage Securities, Series 2003-H, Class 2A3, 4.30%, 9/25/33 (c)	141,744
520,800	Banc of America Mortgage Securities, Series 2003-1, Class 2A4, 5.00%, 2/25/18	506,153
297,710	Banc of America Mortgage Securities, Series 2004-2, Class 2A1, 5.25%, 3/25/34	294,403
138,752	Banc of America Mortgage Securities, Series 2004-7, Class 5A10, 5.25%, 8/25/34	133,600
117,233	Banc of America Mortgage Securities, Series 2006-A, Class 2A1, 5.43%, 2/25/36 (c)	112,929
282,795	Banc of America Mortgage Securities, Series 2003-2, Class 1A11, 5.50%, 4/25/33	282,735
86,100	Banc of America Mortgage Securities, Series 2003-8, Class 1A9, 5.50%, 11/25/33	84,556
665,131	Banc of America Mortgage Securities, Series 2005-2, Class 1A2, 5.50%, 4/25/35	658,997
89,952	Banc of America Mortgage Securities, Series 2004-E, Class 1A1, 5.50%, 6/25/34 (c)	88,833
84,129	Banc of America Mortgage Securities, Series 2006-B, Class 2A1, 6.09%, 11/20/36 (c)	82,212
518,497	Banc of America Mortgage Securities, Series 2004-2, Class 5A1, 6.50%, 10/25/31	518,004

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$451,983	Banc of America Mortgage Securities, Series 2004-1, Class 5A1, 6.50%, 9/25/33	$443,508
50,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.56%, 6/25/34 (c)	49,605
97,952	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 4.63%, 10/25/35 (c)	93,749
152,711	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 4.69%, 1/25/35 (c)	151,671
263,521	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 5.91%, 10/25/36 (c)	215,267
43,852	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 6.39%, 9/25/34 (c)	36,274
33,905	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 5.45%, 7/25/35 (c)	26,861
488,304	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 5.93%, 2/25/36 (c)	382,904
396,193	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.68%, 3/25/31 (c)	381,379
1,537,800	Cendant Mortgage Corp., Series 2003-9, Class 2A2, 4.84%, 11/25/18 (c)	1,495,067
64,768	Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.25%, 10/25/33	64,742
1,443,587	Cendant Mortgage Corp., Series 2003-9, Class 1A6, 5.25%, 11/25/33	1,430,718
58,181	Chase Funding Mortgage Loan Asset-Backed, Series 2001-4, Class 1A6, 6.24%, 1/25/13	58,752
234,203	Chase Mortgage Finance Corp., Series 2004-S1, Class A7, 4.50%, 2/25/19	222,347
366,360	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	350,351
128,742	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	127,173
73,978	Chase Mortgage Finance Corp., Series 2003-S5, Class A4, 5.50%, 6/25/33	71,470
622,844	Chase Mortgage Finance Corp., Series 2005-S3, Class A4, 5.50%, 11/25/35	612,244
35,986	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A1, 6.00%, 1/25/34	36,155
608,480	Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	604,682
129,036	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	117,927
84,866	Chaseflex Trust, Series 2006-2, Class A1A, 5.59%, 9/25/36 (c)	83,895
70,982	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	67,705
4,645,370	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	4,409,598
98,756	Citicorp Mortgage Securities, Inc., Series 2003-10, Class A2, 4.50%, 11/25/18	94,987
137,547	Citicorp Mortgage Securities, Inc., Series 2003-4, Class A4, 5.00%, 3/25/18	136,356
228,023	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A3, 5.00%, 12/25/33	225,652
72,532	Citicorp Mortgage Securities, Inc., Series 2004-1, Class 1A1, 5.25%, 1/25/34	71,366
434,918	Citicorp Mortgage Securities, Inc., Series 2004-3, Class A9, 5.25%, 5/25/34	426,722
11,421	Citicorp Mortgage Securities, Inc., Series 2003-3, Class A4, 5.50%, 3/25/33	11,419
29,295	Citicorp Mortgage Securities, Inc., Series 2003-5, Class 1A1, 5.50%, 4/25/33	29,385
1,527,448	Citicorp Mortgage Securities, Inc., Series 2004-8, Class 1A1, 5.50%, 10/25/34	1,469,481
137,670	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A13, 6.50%, 2/25/24	137,312
36,841	Citicorp Residential Mortgage Securities, Inc., Series 2006-2, Class A1A, 5.87%, 9/25/36	36,670
180,349	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	162,809
194,414	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.68%, 8/25/35 (c)	174,366
26,216	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	26,502
76,177	Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18	76,454
365,442	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	340,318
82,211	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	82,274
18,544	Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	18,789

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$32,905	Commercial Mortgage Pass-Through Certificates, Series 1999-1, Class A2, 6.46%, 5/15/32	$32,916
62,956	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	60,084
122,820	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1, 5.25%, 9/25/19	112,076
189,845	Countrywide Alternative Loan Trust, Series 2005-32T1, Class A1, 5.25%, 8/25/35	180,584
96,109	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 5.39%, 7/20/35 (c)	70,670
465,334	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	450,951
258,544	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.50%, 8/25/34	248,675
1,044,138	Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A2, 5.50%, 3/25/35	997,050
184,880	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	165,830
168,194	Countrywide Alternative Loan Trust, Series 2005-70CB, Class A6, 5.50%, 12/25/35	162,834
2,075,987	Countrywide Alternative Loan Trust, Series 2005-86CB, Class A4, 5.50%, 2/25/36	1,911,481
4,484,496	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A14, 5.50%, 3/25/36	4,060,977
194,978	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	185,389
488,869	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	464,790
111,377	Countrywide Alternative Loan Trust, Series 2003-J1, Class 4A1, 6.00%, 10/25/32	100,336
53,490	Countrywide Alternative Loan Trust, Series 2004-J2, Class 7A1, 6.00%, 12/25/33	46,185
86,774	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	83,973
395,503	Countrywide Alternative Loan Trust, Series 2006-J2, Class A3, 6.00%, 4/25/36	361,092
3,828,919	Countrywide Alternative Loan Trust, Series 2006-5T2, Class A3, 6.00%, 4/25/36	3,359,369
2,711,251	Countrywide Alternative Loan Trust, Series 2006-19CB, Class A7, 6.00%, 8/25/36	2,542,371
135,000	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	127,191
1,119,684	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A7, 6.00%, 2/25/37	1,030,117
139,024	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	133,473
756,236	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	673,453
155,742	Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1, 6.50%, 11/25/31	157,299
249,132	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	174,782
132,303	Countrywide Home Equity Loan Trust, Series 2004-C, Class F, 2.94%, 1/15/34 (c)	81,117
146,229	Countrywide Home Loans, Series 2003-58, Class 2A2, 4.50%, 2/19/34 (c)	138,146
172,838	Countrywide Home Loans, Series 2003-J7, Class 3A2, 4.50%, 8/25/18	165,693
1,724	Countrywide Home Loans, Series 2002-31, Class A6, 4.50%, 1/25/33	1,719
341,507	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.71%, 8/25/34 (c)	324,787
79,802	Countrywide Home Loans, Series 2003-60, Class 2A1, 4.81%, 2/25/34 (c)	78,073
284,740	Countrywide Home Loans, Series 2002-35, Class 4A3, 5.00%, 2/25/18	276,544
160,743	Countrywide Home Loans, Series 2002-35, Class 3A1, 5.00%, 2/25/18	155,167
666,790	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	665,321
588,592	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	584,618
82,270	Countrywide Home Loans, Series 2003-J7, Class 2A2, 5.00%, 8/25/33	82,146
104,571	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	103,640
1,117,608	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	1,064,009

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$117,718	Countrywide Home Loans, Series 2003-14, Class A2, 5.50%, 6/25/33	$117,148
72,021	Countrywide Home Loans, Series 2003-J5, Class 1A1, 5.50%, 7/25/33	71,650
77,293	Countrywide Home Loans, Series 2003-57, Class A1, 5.50%, 1/25/34	77,101
380,255	Countrywide Home Loans, Series 2004-1, Class A6, 5.50%, 2/25/34	381,333
554,544	Countrywide Home Loans, Series 2005-13, Class A1, 5.50%, 6/25/35	550,627
1,463,486	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	1,398,374
196,466	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	196,783
432,770	Countrywide Home Loans, Series 2004-13, Class 2A17, 5.75%, 8/25/34	432,459
170,405	Countrywide Home Loans, Series 2005-8R, Class A4, 6.00%, 10/25/34	168,682
343,510	Countrywide Home Loans, Series 2006-20, Class 1A6, 6.00%, 2/25/37	333,416
1,100,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	980,877
4,287	Countrywide Home Loans, Series 2003-42, Class 1A1, 7.23%, 9/25/33 (c)	4,368
383,934	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.62%, 11/25/34 (c)	373,109
100,516	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	95,983
899,622	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	885,106
392,313	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-08, Class 1A2, 5.25%, 12/25/34	386,796
163,899	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A9, 5.25%, 8/25/35	160,413
36,894	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	35,061
165,717	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 5A1, 5.50%, 2/25/19	153,716
20,379	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-10, Class 1A1, 5.50%, 5/25/33	20,341
272,939	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	271,565
5,430,809	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	5,392,963
230,736	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 8A2, 5.50%, 12/25/34	219,713
21,527	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	20,097
314,240	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	296,914
965,240	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A2, 6.00%, 2/25/34	862,382
352,765	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 6.44%, 11/25/32 (c)	347,456
282,484	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	257,491
384,396	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 7A1, 6.50%, 12/25/33	338,749
67,040	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 6.87%, 2/25/33 (c)	67,840
153,795	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	154,647
1,760,695	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	1,630,567
271,618	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	187,697

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$197,525	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	$198,866
206,657	Credit Suisse Mortgage Capital Certificates, Series 2006-1, Class 3A20, 5.75%, 2/25/36	206,583
107,979	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1B1, 3.00%, 10/25/36 (c)	103,152
110,000	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34	98,367
78,002	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36	74,856
116,566	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	115,808
22,398	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	22,141
45,096	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	43,485
395,250	Fannie Mae, 4.85%, 1/1/35, Pool # 805386 (c)	398,903
10,754	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	10,813
20,492	Fannie Mae, Series 2005-87, Class CL, 5.00%, 10/25/35	20,498
50,259	Fannie Mae, Series 1999-1, Class K, 5.50%, 12/25/08	50,242
199,786	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	202,938
14,480	Fannie Mae, Series 2001-53, Class CL, 5.50%, 6/25/31	14,461
81,167	Fannie Mae, Series 2002-63, Class CG, 5.50%, 6/25/31	82,272
219,649	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32 (c)	206,360
230,540	Fannie Mae, Series 2006-10, Class LC, 5.75%, 9/25/20	235,023
116,012	Fannie Mae, 5.75%, 7/1/27, Pool # 123496 (c)	116,112
282,891	Fannie Mae, 5.80%, 7/1/36, Pool # 805386 (c)	289,279
7,232	Fannie Mae, Series 1993-191, Class PJ, 6.00%, 10/25/08	7,232
32,766	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	33,968
25,068	Fannie Mae, Series 2003-46, Class TC, 6.00%, 5/25/30	25,137
598,097	Fannie Mae, Series 2513, Class PD, 6.00%, 2/15/32	614,551
90,233	Fannie Mae, 6.29%, 12/1/22, Pool #303247 (c)	90,266
26,583	Fannie Mae, 6.35%, 6/1/19, Pool # 91574 (c)	26,840
8,999	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	9,267
1,917	Fannie Mae, Series 1993-210, Class PL, 6.50%, 4/25/23	1,915
29,848	Fannie Mae, Series 1993-183, Class K, 6.50%, 7/25/23	30,598
207,628	Fannie Mae, Series 2006-63, Class AE, 6.50%, 10/25/33	212,457
589,845	Fannie Mae, Series 2005-112, Class BL, 6.50%, 12/25/35	589,151
72,170	Fannie Mae, Series 1993-255, Class C, 6.55%, 12/25/23	72,963
72,451	Fannie Mae, 6.58%, 6/1/32, Pool # 725286 (c)	73,383
146,538	Fannie Mae, 6.84%, 2/1/30, Pool # 556998 (c)	147,378
70,294	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31	70,109
1,433	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	1,516
18,174	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	19,066
2,041	Fannie Mae, 7.50%, 10/1/09, Pool # 303057	2,065
108,924	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	112,242
5,689	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	5,990
28,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	29,931
108	Fannie Mae, Series 1992-11, Class E, 8.00%, 12/25/21	108
12,686	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	13,304
81,680	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31	79,052
32,980	First Horizon ABS Trust, Series 2004-HE4, Class A2, 4.07%, 7/25/19	31,632
90,991	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 5.30%, 9/25/34 (c)	83,831
289,268	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A6, 5.50%, 3/25/35	284,474
490,652	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	456,457
243,599	First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	231,668
226,551	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	214,036
362,960	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	356,979
158,197	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 2A1, 5.00%, 3/25/18	154,934
86,276	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 5.33%, 10/25/35 (c)	82,747

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$429,640	First Horizon Mortgage Pass-Through Trust, Series 2003-10, Class 1A2, 5.50%, 1/25/34	$430,598
813,400	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A12, 6.00%, 8/25/36	802,948
53,315	Freddie Mac, Series 1228, Class M, 2.97%, 3/15/22 (c)	53,323
64,769	Freddie Mac, Series 2695, Class GU, 3.50%, 11/15/22	64,751
98,568	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	95,748
53,427	Freddie Mac, Series 2672, Class NF, 4.00%, 12/15/16	52,623
22,744	Freddie Mac, Series 2542, Class AF, 4.50%, 11/15/11	22,751
17,858	Freddie Mac, Series 2508, Class CR, 4.50%, 3/15/16	17,895
1,214,935	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	1,179,196
48,796	Freddie Mac, Series 2835, Class DG, 4.50%, 12/15/20	49,024
19,735	Freddie Mac, Series 2957, Class KJ, 4.50%, 10/15/24	19,863
421,707	Freddie Mac, Series 2573, Class GA, 5.00%, 1/15/13	426,746
14,359	Freddie Mac, Series 2497, Class NF, 5.00%, 1/15/16	14,401
251,975	Freddie Mac, Series 2478, Class BG, 5.00%, 12/15/21	254,252
136,210	Freddie Mac, Series 2516, Class EC, 5.00%, 2/15/22	137,581
10,491	Freddie Mac, Series 2517, Class DC, 5.00%, 5/15/29	10,485
20,211	Freddie Mac, Series 3125, Class A, 5.13%, 12/15/13	20,270
696,525	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	696,145
2,613	Freddie Mac, 5.50%, 1/1/14, Pool # E77412	2,641
95,146	Freddie Mac, 5.84%, 4/1/36, Pool #1N0148 (c)	97,637
8,718	Freddie Mac, Series 2425, Class MD, 6.00%, 2/15/21	8,795
59,627	Freddie Mac, Series 2113, Class QE, 6.00%, 11/15/27	59,937
252,968	Freddie Mac, Series 2064, Class M, 6.00%, 6/15/28	261,784
28,936	Freddie Mac, Series 2426, Class GH, 6.00%, 8/15/30	29,038
230,412	Freddie Mac, Series 2523, Class BD, 6.00%, 1/15/32	236,190
28,344	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	29,098
73,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	75,688
145	Freddie Mac, Series 1539, Class PM, 6.50%, 6/15/08	145
33,962	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	35,224
13,222	Freddie Mac, 6.50%, 3/1/17, Pool # 350044 (c)	13,236
34,515	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	36,301
14,076	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	14,366
52,800	Freddie Mac, Series 1643, Class E, 6.50%, 5/15/23	53,754
19,225	Freddie Mac, Series 1558, Class D, 6.50%, 7/15/23	19,689
8,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	8,304
12,989	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	13,431
21,621	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	21,590
5,339	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	5,686
16,261	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	16,240
1,367	Freddie Mac, Series 1217, Class I, 7.00%, 3/15/22	1,372
8,884	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	9,233
5,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	5,310
6,788	Freddie Mac, 8.00%, 12/1/09, Pool # 182015	6,958
93,164	Freddie Mac, Series 33, Class D, 8.00%, 4/15/20	97,638
21,525	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	22,753
15,304	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	16,602
235,833	Freddie Mac, Series 85, Class C, 8.60%, 1/15/21	250,571
3,500,000	Fremont Home Loan Trust, Series 2004-3, Class M5, 3.64%, 11/25/34 (c)	2,215,274
538,667	GMAC Mortgage Corp. Loan Trust, Series 2003-J4, Class 3A1, 4.75%, 9/25/18	516,502
267,154	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	267,521
165,143	GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A2, 5.25%, 4/25/34	164,077
643,764	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 5.30%, 11/19/35 (c)	615,641
332,317	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.50%, 9/25/34	326,965
77,628	Government National Mortgage Assoc., 4.75%, 5/20/34, Pool # 80916 (c)	78,318
36,503	Government National Mortgage Assoc., 5.00%, 11/20/29, Pool # 876947 (c)	36,765

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$26,764	Government National Mortgage Assoc., 5.13%, 12/20/18, Pool # 8437 (c)	$26,949
11,550	Government National Mortgage Assoc., 5.13%, 12/20/21, Pool # 8889 (c)	11,627
12,201	Government National Mortgage Assoc., 5.13%, 12/20/27, Pool # 80141 (c)	12,250
12,355	Government National Mortgage Assoc., 5.25%, 3/20/29, Pool # 80263 (c)	12,415
10,000	Government National Mortgage Assoc., Series 2002-70, Class TN, 5.25%, 10/20/29	10,078
25,350	Government National Mortgage Assoc., 5.38%, 1/20/23, Pool # 8123 (c)	25,475
23,046	Government National Mortgage Assoc., 5.38%, 1/20/25, Pool # 8580 (c)	23,190
29,546	Government National Mortgage Assoc., 5.38%, 1/20/25, Pool # 8585 (c)	29,709
12,568	Government National Mortgage Assoc., 5.38%, 3/20/26, Pool # 8832 (c)	12,617
13,566	Government National Mortgage Assoc., 5.50%, 2/20/16, Pool # 8103 (c)	13,690
9,484	Government National Mortgage Assoc., Series 2001-56, Class PQ, 6.00%, 8/20/30	9,529
62,668	Government National Mortgage Assoc., Series 2001-62, Class PG, 6.00%, 1/20/31	63,615
79,391	Government National Mortgage Assoc., Series 2002-52, Class CJ, 6.00%, 9/20/31	80,954
3,927	Government National Mortgage Assoc., Series 2002-25, Class B, 6.21%, 3/16/21	3,946
1,402	Government National Mortgage Assoc., 6.50%, 7/15/23, Pool # 350795	1,457
633	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool # 414856	658
15,535	Government National Mortgage Assoc., Series 2002-12, Class MB, 6.50%, 10/20/31	15,884
3,358	Government National Mortgage Assoc., 7.00%, 9/15/09, Pool # 380616	3,482
608	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool # 1655	652
674	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool # 2320	723
1,255	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool # 376439	1,350
57	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool # 423563	62
174,679	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	166,758
356,323	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 4.56%, 11/25/35 (c)	320,287
1,356,854	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	1,349,469
441,462	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	423,339
195,748	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	195,467
25,651	GSR Mortgage Loan Trust, Series 2004-2F, Class 9A1, 6.00%, 9/25/19	25,850
245,584	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	239,589
274,480	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 6.46%, 4/25/35 (c)	255,233
139,267	GSR Mortgage Loan Trust, Series 2004-2F, Class 11A1, 7.00%, 9/25/19	141,899
148,424	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 5.30%, 12/19/35 (c)	145,598
417,824	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 6.89%, 1/19/35 (c)	417,030
34,167	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29 (c)	34,106
341,547	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 4.63%, 8/25/34 (c)	332,450
175,847	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 6.07%, 7/25/36 (c)	140,130
369,855	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 6.12%, 9/25/36 (c)	308,269
184,910	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 6.44%, 8/25/36 (c)	140,646
76,868	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 7.03%, 8/25/34 (c)	67,772
30,073	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 7.16%, 10/25/34 (c)	30,068

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$365,532	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A2, Class 3A1, 4.89%, 4/25/35 (c)	$362,656
50,000	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 4.98%, 10/25/35 (c)	48,614
87,000	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 5.21%, 9/25/35 (c)	81,474
82,466	JP Morgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.94%, 8/25/36 (c)	81,048
530,910	JP Morgan Alternative Loan Trust, Series 2006-A7, Class 2A8, 5.83%, 12/25/36	329,453
11,176,081	JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A16, 6.00%, 3/25/36	10,900,684
97,832	JP Morgan Mortgage Trust, Series 2005-A4, Class 3A1, 5.17%, 7/25/35 (c)	95,802
154,640	JP Morgan Mortgage Trust, Series 2006-S1, Class 3A3, 5.50%, 4/25/36	153,022
142,978	Lehman Mortgage Trust, Series 2005-2, Class 2A3, 5.50%, 12/25/35	137,080
168,356	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	160,101
157,549	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 3.82%, 4/21/34 (c)	157,256
22,490	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	21,724
648,530	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	581,009
995,305	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	1,016,455
92,954	Master Alternative Loans Trust, Series 2004-3, Class 6A1, 6.50%, 4/25/34	93,302
424,216	Master Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33	415,149
83,450	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	83,581
29,826	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	29,095
309,863	Master Alternative Loans Trust, Series 2004-5, Class 6A1, 7.00%, 6/25/34	288,961
927,660	Master Asset Securitization Trust, Series 2003-3, Class 2A1, 5.00%, 4/25/18	900,945
26,829	Master Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 5/25/18	26,721
429,330	Master Asset Securitization Trust, Series 2003-11, Class 7A6, 5.25%, 2/25/15	416,971
356,648	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	352,224
364,155	Master Asset Securitization Trust, Series 2003-8, Class 3A9, 5.25%, 9/25/33	355,264
88,512	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	86,152
194,078	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	191,713
1,539,257	Master Asset Securitization Trust, Series 2004-9, Class 2A1, 5.50%, 9/25/34	1,522,432
172,350	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.20%, 9/25/17 (c)	171,704
97,044	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 5.74%, 7/25/34 (c)	94,539
17,214	Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2, 4.57%, 2/25/34 (c)	16,657
27,455	Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A2, 6.48%, 11/15/26	27,556
174,255	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 4.72%, 12/25/34 (c)	169,731
325,630	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 4.57%, 8/25/34 (c)	324,021
174,638	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 6.11%, 8/25/34 (c)	174,812
1,488,763	Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A, 6.13%, 11/25/34 (c)	1,356,635
1,598,263	Morgan Stanley Mortgage Loan Trust, Series 2004-4, Class 2A, 6.31%, 9/25/34 (c)	1,440,434
177,202	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 5.31%, 8/25/35 (c)	145,268
635,000	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36	553,548
16,950	Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 3/15/30	17,035
730,149	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	697,340

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$120,000	RAAC, Series 2005-SP1, Class 2A7, 5.25%, 9/25/34	$116,953
279,013	RAAC, Series 2004-SP2, Class A1, 5.99%, 1/25/17 (c)	282,317
305,449	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	289,722
100,000	Residential Accredit Loans, Inc., Series 2004-QS8, Class A2, 5.00%, 6/25/34	95,881
203,935	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	199,644
405,039	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 5.34%, 9/25/34 (c)	395,948
778,230	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3, 5.50%, 8/25/34	720,193
776,481	Residential Accredit Loans, Inc., Series 2003-QS19, Class A1, 5.75%, 10/25/33	670,614
99,281	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 5.96%, 1/25/36 (c)	79,510
1,720,410	Residential Accredit Loans, Inc., Series 2005-QS17, Class A10, 6.00%, 12/25/35	1,562,500
2,400,889	Residential Accredit Loans, Inc., Series 2006-QS3, Class 1A10, 6.00%, 3/25/36	2,261,509
269,200	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	231,684
1,283,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	1,118,520
147,304	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	146,868
115,090	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	114,844
23,002	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	22,963
980,109	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	940,955
359,708	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.20%, 9/25/33	186,213
247,537	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	251,377
127,802	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	120,124
194,169	Residential Asset Securitization Trust, Series 2004-A1, Class A1, 5.25%, 4/25/34	178,727
181,317	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	179,380
204,194	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	181,504
1,715,847	Residential Asset Securitization Trust, Series 2006-A15, Class A16, 6.25%, 1/25/37	1,608,676
175,048	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30 (c)	174,584
335,521	Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 6/25/18	323,246
1,063,592	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34	601,690
371,574	Residential Funding Mortgage Securities I, Series 2002-S20, Class A1, 4.00%, 12/25/17	371,564
726,327	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	722,768
127,749	Residential Funding Mortgage Securities I, Series 2002-S17, Class A1, 5.00%, 11/25/17	127,846
77,814	Residential Funding Mortgage Securities I, Series 2003-S6, Class A1, 5.00%, 4/25/18	76,794
369,209	Residential Funding Mortgage Securities I, Series 2004-S4, Class 1A5, 5.25%, 4/25/34	361,443
517,895	Residential Funding Mortgage Securities I, Series 2004-S6, Class 1A4, 5.50%, 6/25/34	516,027
281,757	Residential Funding Mortgage Securities I, Series 2005-S4, Class A1, 5.50%, 5/25/35	270,664
290,810	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	286,178
334,595	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	322,463
369,037	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	365,232
545,000	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 5.73%, 5/25/35	324,340
234,869	SSB RV Trust, Series 2001-1, Class A5, 6.30%, 4/15/16	235,478
121,495	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 5.25%, 12/25/35 (c)	101,076

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$796,838	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 5.95%, 4/25/34 (c)	$582,311
182,421	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 6.75%, 11/25/34 (c)	152,172
15,057	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 6.97%, 2/25/34 (c)	14,539
203,148	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 6.99%, 12/25/34 (c)	192,534
231,690	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 7.09%, 6/25/34 (c)	230,904
85,456	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 6.64%, 12/27/35 (c)	86,429
542,467	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	540,957
146,358	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 5.00%, 7/25/33 (c)	133,258
382,846	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	337,208
1,766,918	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	1,713,633
1,882,771	Structured Asset Securities Corp., Series 2003-10, Class A, 6.00%, 4/25/33	1,823,347
501,978	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	483,625
1,105,021	Structured Asset Securities Corp., Series 2005-15, Class 4A1, 6.00%, 8/25/35	1,020,419
326,531	Structured Asset Securities Corp., Series 2002-3, Class 2A2, 6.50%, 3/25/32	325,384
4,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	3,624
11,684	Summit Mortgage Trust, Series 2001-1, Class B1, 6.67%, 12/28/12 (c)	11,684
3,579	Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A2, 5.68%, 4/15/34	3,575
674,150	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35 (c)	588,191
57,323	WAMU Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 3.05%, 7/25/44 (c)	54,662
678,684	WAMU Mortgage Pass-Through Certificates, Series 2003-S8, Class A4, 4.50%, 9/25/18	627,776
57,661	WAMU Mortgage Pass-Through Certificates, Series 2003-S2, Class A2, 5.00%, 5/25/18	57,564
376,384	WAMU Mortgage Pass-Through Certificates, Series 2003-S10, Class A2, 5.00%, 10/25/18	359,576
321,591	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	285,319
738,490	Washington Mutual, Series 2003-AR10, Class A5, 4.05%, 10/25/33 (c)	737,766
88,732	Washington Mutual, Series 2004-AR3, Class A2, 4.24%, 6/25/34 (c)	85,914
127,393	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	120,944
104,754	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	99,078
209,795	Washington Mutual, Series 2003-S3, Class 1A46, 5.00%, 6/25/33	209,953
17,356	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	16,986
1,460	Washington Mutual, Series 2003-MS8 , Class 1A7, 5.50%, 5/25/33	1,456
1,363,941	Washington Mutual, Series 2003-S5, Class 1A1, 5.50%, 6/25/33	1,337,816
49,596	Washington Mutual, Series 2006-AR8, Class 1A1, 5.88%, 8/25/46 (c)	48,965
1,228,312	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	1,195,856
1,140,740	Washington Mutual Mortgage Pass -Though Certificates, Series 2006-AR14, Class 1A1, 5.65%, 11/25/36	1,117,429
1,500,000	Washington Mutual Mortgage Pass- Through Certificates, Series 2006-7, Class A2A, 5.67%, 9/25/36	1,415,080
90,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR10, Class A6, 4.05%, 10/25/33 (c)	89,859
455,026	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A1, 4.83%, 10/25/35 (c)	451,608
502,795	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8, Class 1A8, 5.50%, 10/25/35	490,070

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,459,256	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8, Class A2, 5.87%, 10/25/36	$1,452,421
253,641	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 5.94%, 9/25/36 (c)	252,115
2,409,580	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-S5, Class 1A8, 6.50%, 9/25/32	2,405,523
115,702	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS6, Class 3A1, 4.55%, 5/25/33	113,959
212,787	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS2, Class 3A1, 5.00%, 3/25/18	206,803
520,521	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	501,525
305,366	Washington Mutual Mortgage Pass-Through Trust, Class 2002-MS7, Series 2A1, 5.50%, 10/25/17	302,392
262,828	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 2A1, 6.00%, 4/25/17	262,052
662,392	Washington Mutual Mortgage Pass-Through Trust, Series 2006-5, Class 2CB1, 6.00%, 7/25/36	581,718
88,968	Washington Mutual Mortgage Pass-Through Trust, Series 2006-5, Class 3A1A, 6.25%, 7/25/36	89,088
314,249	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 3A1, 6.50%, 5/25/32	313,233
180,128	Wells Fargo Alternatve Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	166,371
35,217	Wells Fargo Mortgage Backed Securities, Series 2005-AR10, Class 2A19, 3.50%, 6/25/35 (c)	34,902
131,281	Wells Fargo Mortgage Backed Securities, Series 2004-EE, Class 3A1, 4.01%, 12/25/34 (c)	129,481
178,248	Wells Fargo Mortgage Backed Securities, Series 2004-H, Class A1, 4.53%, 6/25/34 (c)	172,504
340,888	Wells Fargo Mortgage Backed Securities, Series 2005-AR1, Class 1A1, 4.57%, 2/25/35 (c)	334,968
12,735	Wells Fargo Mortgage Backed Securities, Series 2003-3, Class 1A8, 5.75%, 4/25/33	12,740
100,000	Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A5, 3.54%, 9/25/34 (c)	99,339
79,003	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 4.63%, 5/25/35 (c)	73,544
488,867	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	471,054
91,075	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 5.24%, 4/25/36 (c)	89,272
140,997	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	132,726
170,832	Wells Fargo Mortgage Backed Securities Trust, Series 2003-9, Class 1A12, 5.25%, 8/25/33	169,735
57,342	Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A15, 5.50%, 6/25/33	57,291
234,877	Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 2A4, 5.50%, 1/25/34	232,724
3,274,857	Wells Fargo Mortgage Backed Securities Trust, Series 2004-1, Class A29, 5.50%, 2/25/34	3,211,887
209,880	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 5.64%, 10/25/35 (c)	205,206
85,819	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 7.00%, 7/25/34 (c)	84,064

Total Mortgage Backed Securities		155,192,692

Corporate Bonds (12.3%)
Banking (1.4%)
3,195,000	Bank of America Corp., 7.70%, 12/31/26, Callable 7/7/08 @ 103.40 (b)	3,116,943
500,000	JP Morgan Chase & Co., 6.50%, 1/15/09	504,602

		3,621,545

Financial Services (8.9%)
225,000	Genworth Global Funding, 2.73%, 11/27/09 (c)	218,966
5,000,000	I-Preferred Term Securities, 5.16%, 12/11/32, Callable 7/8/08 @ 100 (b)(c)	4,632,500
2,000,000	I-Preferred Term Securities, 5.16%, 12/11/32, Callable 7/8/08 @ 100 (b)(c)	1,853,000
2,000,000	Lehman Brothers Holdings, 6.00%, 7/19/12	1,939,630
1,500,000	Preferred Term Securities IV, 4.91%, 6/24/34, Callable 6/24/09 @ 100 (b)(c)	1,320,000
500,000	Preferred Term Securities IX, 4.41%, 4/3/33, Callable 7/8/08 @ 100 (b)(c)	464,375

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$812,851	Preferred Term Securities V, 4.71%, 4/3/32, Continuously Callable @ 100 (b)(c)	$747,823
5,000,000	Preferred Terms Securities XI, 5.30%, 9/24/33, Callable 9/24/08 @ 100 (b)(c)	4,542,500
2,490,203	Preferred Terms Securitiess XVI, 6.54%, 3/23/35, Callable 12/23/09 @ 100 (b)(c)	2,175,815
967,385	Preferred Terms XXIII, 6.15%, 12/22/36 (a)	822,278
5,400,000	Reg Diversified Funding, 4.24%, 1/25/36 (b)(c)	4,362,930
2,466,828	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 4.23%, 8/5/36 (a)(c)	493,365

		23,573,182

Security Brokers & Dealers (2.0%)
2,000,000	Bear Stearns Co., Inc., 5.35%, 2/1/12	1,977,674
3,150,000	Bear Stearns Co., Inc., 7.63%, 12/7/09	3,265,627
		5,243,301

Total Corporate Bonds		32,438,028

U.S. Government Agency Securities (15.7%)
	Fannie Mae
10,000,000	2.50%, 4/9/10	9,889,980
5,000,000	5.00%, 10/15/11	5,184,650
	Federal Home Loan Bank
50,000	4.10%, 10/21/08, Continuously Callable @ 100	50,005
26,250	5.00%, 2/26/09, Continuously Callable @ 100 (c)	26,698
10,000,000	5.50%, 8/13/14	10,660,260
	Freddie Mac
630,000	4.00%, 2/13/14, Callable 8/13/08 @ 100	630,143
5,000,000	4.13%, 10/18/10	5,086,300
10,000,000	4.13%, 12/21/12	10,050,430

Total U.S. Government Agency Securities		41,578,466

U.S. Treasury Obligations (2.0%)
5,000,000	U.S. Treasury Notes, 4.25%, 9/30/12	$5,192,970

Total U.S. Treasury Obligations		5,192,970

Investments in Affiliates (7.9%)
20,914,823	American Performance Institutional Cash Management Fund	20,914,823

Total Investments in Affiliates		20,914,823

Total Investments (Cost $273,322,272)(d)—99.7%		263,820,566
Other assets in excess of liabilities — 0.3%		765,700

Net Assets — 100.0%		$264,586,266

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(c)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2008. The date presented reflects the final maturity date.

(d)	Represents cost for financial reporting purposes.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (1.1%)
$104,087	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (a)	$103,999
195,813	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (a)	195,101
75,480	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (a)	75,375
282,514	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (a)	292,601
153,872	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.39%, 12/25/34 (b)	151,690
132,222	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (a)	135,120
27,248	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	27,189

Total Asset Backed Securities		981,075

Mortgage Backed Securities (57.3%)
555,084	ABFS Mortgage Loan Trust, Series 2002-1 , Class A5, 6.51%, 12/15/32	490,366
170,000	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35	160,056
140,201	Banc of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	140,683
352,652	Banc of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	350,029
246,539	Banc of America Alternative Loan Trust, Series 2005-5, Class 2CB1, 6.00%, 6/25/35	246,616
1,450,000	Banc of America Alternative Loan Trust, Series 2007-1, Class 3A28, 6.00%, 4/25/37	1,236,861
235,645	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	219,444
7,450	Banc of America Commerical Mortgage, Inc., Series 2004-1, Class A2, 4.04%, 11/10/39	7,423
59,562	Banc of America Funding Corp., Series 2004-B, Class 5A1, 5.22%, 11/20/34 (b)	59,537
297,698	Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/33	285,325
140,485	Banc of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	136,534
76,463	Banc of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	77,455
216,911	Banc of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	215,726
282,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	232,689
861,262	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 5.60%, 4/25/37 (b)	704,980
173,257	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.91%, 10/25/33 (b)	159,774
154,236	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 4.96%, 11/25/34 (b)	150,717
206,227	Cendant Mortgage Corp., Series 2003-9, Class 1A6, 5.25%, 11/25/33	204,388
238,930	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	228,490
112,048	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	109,512
42,914	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	42,391
243,367	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	235,506
392,072	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	358,317
245,050	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	228,739
1,249,875	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	1,186,439
1,650,000	Citi Mortgage Alternative Loan Trust, Series 2007-A6, Class 1A13, 6.00%, 6/25/37	1,269,262
534,890	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	514,767
50,947	Citicorp Mortgage Securities, Inc., Series 2003-9, Class A14, 5.50%, 10/25/33	51,016
162,175	Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A1, 5.50%, 12/25/18	160,199
183,209	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	177,942
44,797	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	38,643
32,697	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	31,532

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$153,582	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	$142,586
105,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A7, 5.00%, 8/25/33	72,546
227,565	Countrywide Alternative Loan Trust, Series 2003-J7, Class 2A3, 5.00%, 8/25/33	223,545
156,712	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	138,755
528,334	Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A2, 5.50%, 3/25/35	504,507
447,945	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	400,155
458,359	Countrywide Alternative Loan Trust, Series 2005-57CB, Class 3A4, 5.50%, 12/25/35	448,196
947,405	Countrywide Alternative Loan Trust, Series 2005-86CB, Class A4, 5.50%, 2/25/36	872,331
2,036,956	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	1,936,627
180,218	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	170,416
71,523	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	65,595
173,445	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	165,369
135,359	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A1, 6.00%, 11/25/35	117,842
2,033,438	Countrywide Alternative Loan Trust, Series 2006-19CB, Class A7, 6.00%, 8/25/36	1,906,778
398,019	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	354,449
500,000	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	333,625
185,572	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	172,178
71,196	Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1, 6.50%, 11/25/31	71,908
200,000	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	192,239
189,725	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.71%, 8/25/34 (b)	180,437
150,170	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	141,266
104,571	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	103,640
201,544	Countrywide Home Loans, Series 2004-2, Class 2A1, 5.29%, 2/25/34	198,420
475,430	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	454,277
98,233	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	98,392
82,173	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	77,914
170,958	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	170,626
550,000	Countrywide Home Loans, Series 2006-J4, Class A4, 6.25%, 9/25/36	514,966
600,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	535,024
363,803	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	357,933
125,264	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	118,327
76,882	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	76,495
634,885	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	630,461
75,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 1A5, 5.75%, 9/25/34	68,968
149,601	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	148,993
218,570	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	211,492
492,272	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A2, 6.00%, 2/25/34	439,815

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$454,417	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-5, Class 7A1, 6.00%, 7/25/35	$437,803
89,252	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	81,356
95,968	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	88,875
785,000	Credit Suisse Mortgage Capital Certificate, Series 2006-1, Class 4A14, 5.50%, 2/25/36	636,639
215,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36	143,478
5,970	Fannie Mae, Series 1992-45, Class F, 3.43%, 4/25/22 (b)	5,929
56,644	Fannie Mae, 4.09%, 9/1/33, Pool #739372 (b)	56,594
15,463	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	15,318
55,681	Fannie Mae, Series 2004-72, Class LA, 4.50%, 4/25/30	55,505
757,566	Fannie Mae, 4.84%, 2/1/33, Pool #683235 (b)	769,573
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	31,729
225,129	Fannie Mae, 5.39%, 4/1/32, Pool #638549 (b)	226,637
92,349	Fannie Mae, 5.50%, 1/1/37, Pool #906675 (b)	94,418
211	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	218
500,000	Fannie Mae, Series 2006-7, Class TB, 6.00%, 2/25/31	517,577
2,785	Fannie Mae, 6.00%, 4/1/35, Pool #735503	2,839
35,926	Fannie Mae, Series 1989-52, Class G, 6.08%, 8/25/19	37,263
179,490	Fannie Mae, 6.34%, 11/1/22, Pool #189916 (b)	181,335
20,499	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	21,478
17,508	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	18,250
131,808	Fannie Mae, Series 2002-22, Class G, 6.50%, 4/25/32	136,727
54,101	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	57,544
29,669	Fannie Mae, 7.38%, 7/1/23, Pool #224951 (b)	30,132
3,769	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	4,007
23,716	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	25,622
17,907	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	19,311
2,817	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	3,039
13,942	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	15,101
5,851	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	6,360
4,403	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	4,826
1,843	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	1,999
646,630	First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	614,959
148,079	First Horizon Mortgage Pass-Through Trust, Series 2002-7, Class 2A2, 5.25%, 12/25/17	146,544
100,051	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	95,051
2,274	Freddie Mac, 3.15%, 3/15/22, Series 1222, Class P (b)	2,251
97,699	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	93,834
343,658	Freddie Mac, Series 2568, Class KA, 4.25%, 12/15/21	339,716
62,988	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	63,752
83,466	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	84,310
22,268	Freddie Mac, Series 2517, Class BK, 5.00%, 2/15/31	22,243
339,904	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	339,719
142,358	Freddie Mac, Series 2527, Class VU, 5.50%, 10/15/13	145,084
5,981	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	6,146
60,326	Freddie Mac, Series 2390, Class TA, 6.00%, 11/15/20	60,645
39,373	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	40,291
149,414	Freddie Mac, Series 2064, Class M, 6.00%, 6/15/28	154,621
63,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	63,705
82,409	Freddie Mac, Series 3129, Class LM, 6.00%, 9/15/32	84,558
999,790	Freddie Mac, Series 3272, Class PB, 6.00%, 2/15/37	995,882
520,865	Freddie Mac, Series 3352, Class DP, 6.13%, 7/15/36	533,573
27,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	27,828
46,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	47,694
102,844	Freddie Mac, 6.48%, 8/1/34, Pool #755230 (b)	104,186

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$97,034	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	$100,640
23,367	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	23,337
28,705	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	30,473
21,353	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	22,453
18,175	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	19,327
10,377	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	11,329
22,143	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	23,311
9,237	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	9,971
36,554	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	39,235
50,951	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	53,857
6,452	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	6,446
19,547	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	20,124
14,033	Freddie Mac, 9.00%, 5/1/16, Pool #170164	15,271
15,028	Freddie Mac, 9.00%, 6/1/16, Pool #170171	16,376
15,638	Freddie Mac, 9.00%, 9/1/16, Pool #170192	17,093
8,344	Freddie Mac, 9.50%, 6/1/16, Pool #274005	9,257
24,287	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	24,320
250,415	GMAC Mortgage Corp. Loan Trust, Series 2004-J5, Class A7, 6.50%, 1/25/35	245,719
69,114	Government National Mortgage Assoc., 5.38%, 1/20/22, Pool #8900 (b)	69,474
10,469	Government National Mortgage Assoc., 6.00%, 1/15/09, Pool #371901	10,644
24,607	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	25,076
34,460	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	35,422
46,292	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	49,653
633	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	679
10,434	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	11,227
5,292	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	5,776
17,876	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	19,526
3,227	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	3,514
783	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	854
1,585	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,727
6,895	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	7,515
27,906	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	30,415
380	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool # 423563	416
39,416	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	43,117
1,565	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	1,755
66,973	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	63,579
178,976	GSR Mortgage Loan Trust, Series 2004-10F, Class 3A1, 5.50%, 8/25/19	176,795
23,423	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	23,424
104,854	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 6.08%, 4/25/37 (b)	102,291
2,017,762	JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A16, 6.00%, 3/25/36	1,968,041
355,000	JP Morgan Mortgage Trust, Series 2005-A1, Class 3A4, 5.03%, 2/25/35 (b)	306,301
665,000	JP Morgan Mortgage Trust, Series 2005-A6, Class 3A3, 5.21%, 9/25/35 (b)	585,794
130,000	JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 5.54%, 10/25/36 (b)	112,596
87,733	JP Morgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.75%, 4/25/36 (b)	85,371
268,500	JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	236,627

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$56,026	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	$56,184
123,927	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	113,122
113,861	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	99,798
170,483	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	158,707
299,378	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	271,780
117,921	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	110,072
47,991	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	46,131
93,671	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	95,915
132,995	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	123,851
112,115	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	109,126
350,461	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	333,924
84,877	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1C1, 5.25%, 8/25/36	79,139
178,377	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	174,531
205,000	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35	177,650
302,835	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35	249,146
195,000	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35	166,731
1,372,262	Nomura Asset Acceptance Corp., Series 2004-AP2, Class A6, 5.60%, 7/25/34	1,261,968
145,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	124,260
93,430	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40	87,824
181,174	Park Place Securities, Inc., Series 2005-WHQ4, Class A2C, 2.64%, 9/25/35 (b)	179,105
38,187	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	34,881
32	Prudential Home Mortgage Securities, Series 1993-9, Class A11, 7.50%, 8/25/08	32
279,013	RAAC, Series 2004-SP2, Class A1, 5.99%, 1/25/17 (b)	282,317
120,210	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	113,524
193,332	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	186,220
62,540	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	61,224
114,630	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	104,897
143,692	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	136,425
282,175	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	263,393
141,299	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	132,847
600,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	523,080
1,400,000	Residential Accredit Loans, Inc., Series 2007-QS6, Class A6, 6.25%, 4/25/37	1,115,517
114,000	Residential Asset Loans, Inc, Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	86,344
70,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	44,248
306,767	Residential Asset Mortgage Products, 7.00%, 2/25/32	261,231
239,805	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.20%, 9/25/33	124,142
163,211	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	165,743
196,347	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	173,774
308,647	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	258,265
750,000	Residential Asset Securitization Trust, Series 2007-A5, Class 2A5, 6.00%, 5/25/37	609,176

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$428,962	Residential Asset Securitization Trust, Series 2006-A15, Class A16, 6.25%, 1/25/37	$402,169
638,155	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34	361,014
140,417	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	128,527
97,178	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	88,614
244,967	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	243,767
288,046	Residential Funding Mortgage Securities I, Series 2003-S1, Class A1, 5.00%, 1/25/18	286,882
78,351	Residential Funding Mortgage Securities I, Series 2003-S5, Class 1A1, 5.00%, 11/25/18	77,104
246,025	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	243,488
67,309	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	67,121
201,719	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	186,762
200,000	Structured Asset Securities Corp., Series 2003-1, Class 1A3, 5.25%, 2/25/18	186,490
17,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	15,368
180,885	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	172,067
27,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	25,883
188,053	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	188,203
1,367	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	1,394
323,491	Structured Mortgage Loan, Series 2004-3AC, Class A1, 4.94%, 3/25/34 (b)	290,763
74,696	Union Planters Mortgage Finance Corp., Series 2000-1, Class A1, 7.70%, 12/25/24	78,627
337,075	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35 (b)	294,095
270,547	Washington Mutual, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	260,561
35,984	Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	34,027
25,175	Washington Mutual, Series 2003-S3, Class 1A31, 5.25%, 6/25/33	25,208
1,813,267	Washington Mutual Mortgage Pass- Through Certificates, Series 2005-5, Class B14, 5.50%, 7/25/35	1,609,203
1,000,000	Washington Mutual Mortgage Pass- Through Certificates, Series 2006-7, Class A2A, 5.67%, 9/25/36	943,386
302,890	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 3A1, 6.50%, 5/25/32	301,911
345,138	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	324,826
11,345	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	10,974
238,108	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	243,614
250,000	Wells Fargo Mortgage Backed Securities, Series 2003-10, Class A3, 4.50%, 9/25/18	232,908
118,006	Wells Fargo Mortgage Backed Securities, Series 2003-14, Class 1A1, 4.75%, 12/25/18	113,054
9,880	Wells Fargo Mortgage Backed Securities, Series 2002-03, Class 1A7, 5.25%, 4/25/33	9,878
45,473	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.87%, 5/25/34 (b)	43,375
570,345	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	549,563
208,493	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	203,150
495,229	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	485,595
335,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	296,784

Total Mortgage Backed Securities		52,711,272

Corporate Bonds (14.4%)
Diversified Manufacturing Operations (1.3%)
1,250,000	General Electric Co., 5.25%, 12/6/17	1,222,513

Financial Services (9.7%)
650,000	ALESCO Preferred Funding Ltd., Series 15A, Class C1, 3.75%, 12/23/37 (b)(c)	507,000
1,000,000	American General Finance, 6.90%, 12/15/17	948,578

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$75,000	Household Finance Corp., 6.60%, 6/15/11	$75,613
50,000	Household Finance Corp., 6.80%, 5/15/11	50,367
500,000	I-Preferred Term Securities, 5.16%, 12/11/32, Callable 7/8/08 @ 100 (b)(c)	463,250
500,000	Preferred Term Securities IX, 4.41%, 4/3/33, Callable 7/8/08 @ 100 (b)(c)	464,375
500,000	Preferred Term Securities XI, 4.40%, 9/24/33, Callable 9/24/08 @ 100 (b)(c)	452,000
993,264	Preferred Terms Secs XXVI, 3.25%, 3/22/38 (b)(c)	839,308
997,273	Preferred Terms Securities XXVI, 6.19%, 9/22/37, Callable 6/22/12 @100 (b)(c)	854,264
967,385	Preferred Terms XXIII, 6.15%, 12/22/36 (a)	822,278
3,750,000	Reg Diversified Funding, 4.24%, 1/25/36 (b)(c)	3,029,812
2,055,690	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 4.23%, 8/5/36 (a)(b)	411,138

		8,917,983

Security Brokers & Dealers (3.0%)
200,000	Bear Stearns Co., Inc., 3.50%, 6/27/18 (b)	180,073
1,065,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	1,001,480
250,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	227,696
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	1,021,581
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	348,086

		2,778,916

Telecommunications (0.4%)
50,000	Qwest Corp., 6.88%, 9/15/33, Callable 7/7/08 @ 101.56 *	47,973
250,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	256,073

		304,046

Total Corporate Bonds		13,223,458

Taxable Municipal Bonds (1.2%)
Georgia (1.1%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/08 @ 101, Insured by: FSA *	1,015,640

Wisconsin (0.1%)
100,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100, Goldman Sachs & Co. *	100,663

Total Taxable Municipal Bonds		1,116,303

U.S. Government Agency Securities (4.7%)
	Fannie Mae
250,000	3.21%, 7/23/08*	250,301
223,000	4.13%, 12/26/18, Callable 12/26/08 @ 100 (b)	224,684
1,000,000	5.00%, 7/28/10 (b)	1,036,602
285,000	5.00%, 11/5/18, Continuously Callable @ 100 (b)	285,125
16,000	5.00%, 9/30/19, Continuously Callable @ 100 (b)	16,007
	Federal Home Loan Bank
40,000	3.51%, 1/30/09, Callable 7/30/08 @ 100*	40,056
450,000	3.75%, 8/15/08, Continuously Callable @ 100	451,211
150,000	4.50%, 12/26/08, Continuously Callable @ 100 (b)	151,636
650,000	4.50%, 6/5/18, Callable 6/5/08 @ 100 (b)	650,111
100,000	5.00%, 4/29/09 (b)	102,048
	Freddie Mac
96,000	3.00%, 12/15/09, Continuously Callable @ 100	95,838
200,000	4.00%, 6/25/18, Continuously Callable @ 100 (b)	200,014
85,000	4.50%, 2/15/17, Callable 6/11/08 @ 100 (b)	85,008
500,000	4.55%, 1/20/11, Continuously Callable @ 100	512,760
100,000	4.63%, 10/18/19, Continuously Callable @ 100 (b)	100,010
58,000	5.00%, 3/28/19, Continuously Callable @ 100 (b)	58,007
25,000	5.00%, 4/15/19, Continuously Callable @ 100 (b)	25,003

Total U.S. Government Agency Securities		4,284,421

U.S. Treasury Obligations (15.1%)
	U.S. Treasury Bonds
1,500,000	5.38%, 2/15/31	1,635,586
1,500,000	5.50%, 8/15/28	1,645,546
	U.S. Treasury Notes

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Treasury Obligations, continued:
$5,000	3.13%, 4/15/09	$5,044
1,000,000	3.63%, 7/15/09	1,014,766
1,000,000	4.13%, 5/15/15	1,024,219
1,000,000	4.25%, 8/15/15	1,029,219
1,900,000	4.50%, 2/28/11	1,981,641
2,800,000	4.50%, 11/15/15	2,921,845
1,050,000	4.50%, 2/15/16	1,094,789
1,500,000	4.63%, 2/15/17	1,566,914

Total U.S. Treasury Obligations		13,919,569

Investments in Affiliates (5.7%)
5,210,024	American Performance Institutional Cash Management Fund	5,210,024

Total Investments in Affiliates		5,210,024

Total Investments (Cost $94,370,994)(d)—99.5%		91,446,122
Other assets in excess of liabilities — 0.5%		451,108

Net Assets — 100.0%		$91,897,230

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(b)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2008. The date presented reflects the final maturity date.

(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Represents cost for financial reporting purposes.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

FSA	Financial Security Assurance
GO	General Obligations Bond

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (1.6%)
$52,044	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (a)	$52,000
184,294	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (a)	183,624
37,740	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (a)	37,687
201,795	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (a)	209,000
171,455	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.00%, 1/25/34	150,671
292,356	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.39%, 12/25/34 (b)	288,212
85,944	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (a)	87,828

Total Asset Backed Securities		1,009,022

Mortgage Backed Securities (47.5%)
291,419	ABFS Mortgage Loan Trust, Series 2002-1 , Class A5, 6.51%, 12/15/32	257,442
152,578	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	148,287
130,621	Banc of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	123,732
1,000,000	Banc of America Alternative Loan Trust, Series 2007-1, Class 3A28, 6.00%, 4/25/37	853,007
120,964	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	112,648
95,000	Banc of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	79,458
67,222	Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/33	64,428
92,000	Banc of America Mortgage Securities, Series 2004-3, Class 1A3, 5.50%, 4/25/34	82,686
54,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	44,558
158,035	Bank of America Mortgage Securities, Series 2003-6, Class 1A36, 5.25%, 8/25/33	152,796
240,000	Bank of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	230,150
216,485	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 5.81%, 11/25/36 (b)	163,325
64,549	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	63,088
5,431	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	4,892
36,200	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	32,402
461,091	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A3, 6.00%, 1/25/34	450,642
98,431	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	98,267
5,371	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	5,293
525,000	Chaseflex Trust, Series 2006-2, Class A5, 5.99%, 9/25/36	429,153
147,030	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	137,244
97,957	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	76,513
800,000	Citi Mortgage Alternative Loan Trust, Series 2007-A6, Class 1A13, 6.00%, 6/25/37	615,400
267,445	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	257,384
12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	9,925
100,000	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	86,338
498,239	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	483,914
100,000	Countrywide Alternative Loan Trust, Series 2005-J3, 2A12, 5.50%, 5/25/35	84,616
253,000	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	169,797
603,924	Countrywide Alternative Loan Trust, Series 2005-86CB, Class A4, 5.50%, 2/25/36	556,067
814,782	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	774,651
74,897	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	71,410
100,000	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	70,365
1,129,688	Countrywide Alternative Loan Trust, Series 2006-19CB, Class A7, 6.00%, 8/25/36	1,059,321

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$750,000	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	$500,438
560,000	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	383,612
228,436	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	197,696
108,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	86,942
246,123	Countrywide Home Loans, Series 2003-34, Class A11, 5.25%, 9/25/33	205,519
15,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	13,309
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	94,281
66,662	Countrywide Home Loans, Series 2003-28, Class A8, 5.50%, 8/25/33	57,297
45,072	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	42,945
10,000	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	9,155
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	19,245
250,000	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	203,773
114,519	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	103,583
121,070	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	114,322
122,196	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	116,507
335,761	Countrywide Home Loans, Series 2006-1, Class A2, 6.00%, 3/25/36	323,485
671,263	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	608,996
400,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	356,682
63,780	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A3, 4.50%, 6/25/33	63,518
98,860	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	97,264
76,882	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	76,495
77,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	59,743
361,869	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	310,625
137,698	Credit Suisse Mortgage Capital Certificate, Series 2006-8, Class 1A1, 4.50%, 10/25/21	126,940
1,200,000	Credit Suisse Mortgage Capital Certificate, Series 2006-1, Class 4A14, 5.50%, 2/25/36	973,205
8,153	Fannie Mae, 4.50%, 5/1/19, Pool #761398	7,993
390,611	Fannie Mae, 4.84%, 2/1/33, Pool #683235 (b)	396,802
4,579	Fannie Mae, 5.00%, 3/1/18, Pool #688031	4,583
11,729	Fannie Mae, 5.00%, 8/1/33, Pool #730856	11,378
12,094	Fannie Mae, 5.00%, 7/1/35, Pool #832198	11,710
8,368	Fannie Mae, 5.50%, 2/1/33, Pool #683351	8,343
3,219	Fannie Mae, 5.50%, 9/1/34, Pool #725773	3,205
88,150	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	91,013
500,000	Fannie Mae, Series 2006-7, Class TB, 6.00%, 2/25/31	517,577
791,208	Fannie Mae, 6.00%, 2/1/32, Pool #634200	802,532
63,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	63,992
42,488	Fannie Mae, 6.67%, 12/1/27, Pool #422279 (b)	42,806
96,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	101,133
98,567	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	103,914
10,045	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	10,430
92,462	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	100,353
44,253	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 4.98%, 11/25/32	44,147
298,715	Fannie Mae Whole Loan, Series 2004-W3, Class A8, 5.50%, 5/25/34	279,379

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$206,797	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 6.18%, 8/25/42 (b)	$205,105
80,000	First Horizon Mortgage Pass-Through Trust, Series 2003-8, Class 1A10, 5.25%, 10/25/33	67,407
7,560	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	7,545
97,699	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	93,834
117,282	Freddie Mac, Series 2728, Class HN, 4.50%, 1/15/19	113,077
285,000	Freddie Mac, Series 2877, Class AL, 5.00%, 10/15/24	276,176
51,000	Freddie Mac, Series 2994, Class NC, 5.00%, 10/15/28	51,361
48,100	Freddie Mac, 5.08%, 4/1/24, Pool #409624 (b)	48,481
28,226	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	28,365
41,128	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	42,362
65,000	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	66,351
6,514	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	6,625
714,850	Freddie Mac, Series 3272, Class PB, 6.00%, 2/15/37	712,056
72,775	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	75,480
148,172	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	154,600
112,690	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	117,458
21,064	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	21,777
98,000	Freddie Mac, Series 3180, Class DD, 6.50%, 2/15/36	98,739
13,291	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	14,037
350,729	Freddie Mac, Series 1999, Class PU, 7.00%, 10/15/27	369,479
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	150,403
38,599	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	41,430
2,430	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	2,540
27,101	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33	24,471
155,000	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	135,024
21,532	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	23,098
56,736	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	60,765
25,628	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	27,557
7,912	Government National Mortgage Assoc., 7.50%, 12/15/25, Pool #401510	8,516
5,096	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	5,449
28,434	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	29,989
15,124	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	16,544
796	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	871
14,089	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	15,449
2,003	Government National Mortgage Assoc., 10.50%, 11/15/15, Pool #268347	2,233
62,630	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	62,540
330,000	JP Morgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36	267,834
880,000	JP Morgan Mortgage Trust, Series 2005-A6, Class 2A4, 4.97%, 8/25/35 (b)	830,682
184,021	JP Morgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.67%, 4/25/36 (b)	167,528
82,879	JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.97%, 6/25/36 (b)	76,817
127,412	JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	112,287
44,085	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	43,934
207,048	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	188,656
242,961	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	211,819
435,000	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	346,825
117,921	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	110,072

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$374,222	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	$339,725
140,971	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	131,588
34,754	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	31,136
92,122	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	86,355
20,000	Master Asset Securitization Trust, Series 2003-8, Class 3A11, 5.25%, 9/25/33	18,651
162,752	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	153,445
54,251	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	51,148
225,000	Master Asset Securitization Trust, Series 2005-1, Class 2A4, 5.50%, 5/25/35	182,912
159,855	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	162,079
169,742	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 5.74%, 4/25/29 (b)	154,907
223,782	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	218,957
94,486	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	85,145
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	793,950
748,438	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	734,696
400,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	348,720
950,000	Residential Accredit Loans, Inc., Series 2007-QS6, Class A6, 6.25%, 4/25/37	756,958
100,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	63,212
108,807	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	110,495
750,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	632,969
436,432	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	387,108
500,000	Residential Asset Securitization Trust, Series 2007-A5, Class 2A5, 6.00%, 5/25/37	406,117
72,606	Residential Funding Mortgage Securities, Inc., Series 2004-S8, Class A7, 5.50%, 9/25/34	70,271
60,528	Structured Adjustable Rate Mortgage Loan, Series 2006-5, Class 4A1, 5.93%, 6/25/36 (b)	53,525
500,000	Structured Asset Securities Corp., Series 2003-8, Class 1A2, 5.00%, 4/25/18	485,966
73,950	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	66,971
295,905	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	292,299
250,000	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	205,394
51,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	46,104
112,966	Structured Asset Securities Corp., Series 2003-10, Class A, 6.00%, 4/25/33	109,401
180,885	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	172,067
114,706	Structured Mortgage Asset Residential Trust, Series 2003-1, Class 2A1, 6.00%, 2/25/18	113,964
87,144	TBW Mortgage Backed Pass Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	61,137
168,537	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35 (b)	147,048
712,000	Washington Mutual Mortgage Pass-Through, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	503,130
70,895	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	68,480
31,149	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	29,881
24,436	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	23,636
60,836	Wells Fargo Mortgage Backed Securities, Series 2004-0, Class A1, 4.89%, 8/25/34 (b)	58,001
412,223	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	396,638

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$171,322	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	$166,932
145,923	Wells Fargo Mortgage Backed Securities Trust, Series 2003-2, Class A6, 5.25%, 2/25/18	144,926
225,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	199,332

Total Mortgage Backed Securities		30,395,090

Corporate Bonds (15.6%)
Banking (0.6%)
381,000	JP Morgan Chase & Co., 7.00%, 11/15/09	392,214

Diversified Manufacturing Operations (1.1%)
750,000	General Electric Co., 5.25%, 12/6/17	733,507

Financial Services (8.5%)
500,000	ALESCO Preferred Funding Ltd., Series 15A, Class C1, 3.75%, 12/23/37 (b)(c)	390,000
500,000	American General Finance, 6.90%, 12/15/17	474,289
100,000	American International Group, Inc., 4.25%, 5/15/13 (c)	93,588
545,000	General Electric Capital Corp., 5.45%, 1/15/13	556,061
500,000	General Electric Capital Corp., 7.50%, 6/15/09	518,981
150,000	Household Finance Corp., 6.50%, 11/15/08	151,743
500,000	I-Preferred Term Securities, 5.16%, 12/11/32, Callable 7/8/08 @ 100 (b)(c)	463,250
1,000,000	Preferred Term Securities IX, 4.41%, 4/3/33, Callable 7/8/08 @ 100 (b)(c)	928,750
500,000	Preferred Term Securities XI, 4.40%, 9/24/33, Callable 9/24/08 @ 100 (b)(c)	452,000
483,693	Preferred Terms XXIII, 6.15%, 12/22/36 (a)	411,139
1,000,000	Reg Diversified Funding, 4.24%, 1/25/36 (b)(c)	807,950
1,027,845	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 4.23%, 8/5/36 (a)(b)	205,569

		5,453,320

Security Brokers & Dealers (3.8%)
665,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	625,337
500,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	455,392
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	650,097
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	667,562

		2,398,388

Telecommunications (1.6%)
1,000,000	Alltel Corp., 7.00%, 3/15/16	782,500
135,000	Qwest Corp., 6.88%, 9/15/33, Callable 7/7/08 @ 101.56	129,527
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 7/7/08 @ 101.56	120,891

		1,032,918

Total Corporate Bonds		10,010,347

Taxable Municipal Bonds (4.0%)
Georgia (1.6%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/08 @ 101, Insured by: FSA *	1,015,640

Missouri (2.2%)
500,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Continuously Callable @ 100, Insured by: GNMA/FNMA/FHLMC	478,995

905,000	St. Louis Missouri Municipal Finance Corp., Firemens’ Retirement System Revenue, 6.55%, 8/1/09, Insured by: MBIA	931,743

		1,410,738

Wisconsin (0.2%)
115,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100, Goldman Sachs & Co. *	115,762

Total Taxable Municipal Bonds		2,542,140

U.S. Government Agency Securities (8.8%)
	Fannie Mae
1,250,000	4.16%, 6/11/13, Continuously Callable @ 100	1,244,927
500,000	5.00%, 7/28/10 (b)	518,301
58,000	5.00%, 9/17/19, Continuously Callable @ 100 (b)	58,024
40,000	5.00%, 9/30/19, Continuously Callable @ 100 (b)	40,017
425,000	5.00%, 11/19/19, Continuously Callable @ 100 (b)	425,178
	Federal Home Loan Bank(b)
100,000	4.00%, 7/9/18, Callable 7/9/08 @ 100	99,797
100,000	4.25%, 7/17/18, Callable 7/17/08 @ 100	99,934
500,000	4.50%, 6/5/18, Callable 6/5/08 @ 100	500,086
100,000	4.50%, 6/26/18, Callable 6/26/08 @ 100	100,120

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
	Freddie Mac
$107,000	4.00%, 9/30/14, Continuously Callable @ 100 (b)	$107,004
400,000	4.00%, 6/25/18, Continuously Callable @ 100 (b)	400,028
20,000	4.50%, 12/15/14, Continuously Callable @ 100 (b)	20,002
25,000	4.50%, 10/15/16, Continuously Callable @ 100 (b)	25,002
500,000	4.55%, 1/20/11, Continuously Callable @ 100	512,761
125,000	4.63%, 10/18/19, Continuously Callable @ 100 (b)	125,012
165,000	5.00%, 3/26/18, Continuously Callable @ 100	163,722
32,000	5.00%, 2/25/19, Continuously Callable @ 100 (b)	32,004
158,000	5.00%, 3/28/19, Continuously Callable @ 100 (b)	158,019
131,000	5.00%, 3/29/19, Continuously Callable @ 100 (b)	131,016
373,000	5.13%, 7/18/18, Continuously Callable @ 100 (b)	373,049
331,000	5.25%, 7/25/18, Continuously Callable @ 100 (b)	331,046
147,000	5.25%, 7/15/19, Callable 6/11/08 @ 100 (b)	147,020

Total U.S. Government Agency Securities		5,612,069

U.S. Treasury Obligations (14.7%)
	U.S. Treasury Bonds
2,000,000	5.38%, 2/15/31	2,180,782
1,750,000	5.50%, 8/15/28	1,919,804
	U.S. Treasury Notes
1,050,000	4.13%, 5/15/15	1,075,430
1,050,000	4.25%, 8/15/15	1,080,680
3,000,000	4.63%, 2/15/17	3,133,827

Total U.S. Treasury Obligations		9,390,523

Investments in Affiliates (7.3%)
4,662,701	American Performance Institutional Cash Management Fund	4,662,701

Total Investments in Affiliates		4,662,701

Total Investments (Cost $65,604,035)(d)—99.5%		63,621,892
Other assets in excess of liabilities — 0.5%		329,561

Net Assets — 100.0%		$63,951,453

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(b)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2008. The date presented reflects the final maturity date.

(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Represents cost for financial reporting purposes.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligations Bond
MBIA	Municipal Bond Insurance Association

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks (42.1%)
Advertising (0.0%)
60	Greenfield Online, Inc. (a)	$764
470	Lamar Advertising Co. (a)	19,670
180	NETGEAR, Inc. (a)	3,418

		23,852

Aerospace/Defense (0.8%)
230	Aerovironment, Inc. (a)	6,113
30	Esterline Technologies Corp. (a)	1,858
2,310	Lockheed Martin Corp.	252,806
695	Moog, Inc. (a)	31,511
70	Orbital Sciences Corp. (a)	1,817
930	Rockwell Collins, Inc.	57,074
1,790	Spirit AeroSystems Holdings, Inc., Class A (a)	53,396
120	Teledyne Technologies, Inc. (a)	6,682
1,965	The Boeing Co.	162,643
160	TransDigm Group, Inc. (a)	6,976
30	Triumph Group, Inc.	1,866

		582,742

Agriculture (0.5%)
380	Bunge Ltd. ADR	45,360
150	Fresh Del Monte Produce, Inc. (a)	4,431
2,080	Monsanto Co.	264,992
230	Pilgrim’s Pride Corp.	5,980
30	Sanderson Farms, Inc.	1,498

		322,261

Airlines (0.1%)
130	AerCap Holdings NV (a)	1,954
1,135	Allegiant Travel Co. (a)	23,722
160	Copa Holdings SA, Class A	5,355
1,000	UAL Corp.	8,540

		39,571

Apparel (0.0%)
610	Citi Trends, Inc. (a)	13,542

Apparel / Footwear (0.1%)
1,040	J. Crew Group, Inc. (a)	38,761
160	Lululemon Athletica, Inc. (a)	5,118
30	Under Armour, Inc. (a)	1,074

		44,953

Apparel Manufacturers (0.9%)
540	Cintas Corp.	15,941
9,825	Coach, Inc. (a)	356,647
60	Columbia Sportswear Co.	2,629
1,125	Hanesbrands, Inc. (a)	37,125
150	K-Swiss, Inc., Class A	2,403
1,035	Liz Claiborne, Inc.	18,071
2,775	NIKE, Inc., Class B	189,727
70	Perry Ellis International, Inc. (a)	1,908
40	The Warnaco Group, Inc. (a)	1,928
220	Volcom, Inc. (a)	5,573

		631,952

Auto Manufacturers (0.0%)
220	Toyota Motor Corp. ADR	22,451

Auto Parts & Equipment (0.1%)
80	American Axle & Manufacturing Holdings, Inc.	1,487
550	Autoliv, Inc.	30,069
390	BorgWarner, Inc.	20,167
1,205	The Goodyear Tire & Rubber Co. (a)	30,619

		82,342

Automotive Parts (0.3%)
150	A.O. Smith Corp.	5,422
1,810	Advance Auto Parts, Inc.	72,943
90	Aftermarket Technology Corp. (a)	2,015
110	Commercial Vehicle Group, Inc. (a)	1,533
800	Copart, Inc. (a)	36,000
590	DaimlerChrysler AG ADR	44,858
740	Harley-Davidson, Inc.	30,762
420	TRW Automotive Holdings Corp. (a)	10,479
60	Wabco Holdings, Inc.	3,136

		207,148

Banking (1.7%)
920	Associated Banc-Corp.	25,125
1,520	Banco Bilbao Vizcaya Argentaria SA ADR	33,911
7,280	Bank of America Corp.	247,593
830	BB&T Corp.	26,120
2,830	Capital One Financial Corp.	136,179
100	Citizens Banking Corp.	554
30	City Bank	434
510	Deutsche Bank AG ADR	54,300
250	East West Bancorp, Inc.	3,310
100	First State Bancorp	775
7,490	Hudson City Bancorp, Inc.	133,322
3,000	JP Morgan Chase & Co.	129,000
250	Pacific Capital Bancorp	4,985
170	Prosperity Bancshares, Inc.	5,430
200	Sterling Bancshares, Inc.	2,044
550	SVB Financial Group (a)	28,187
10,385	Synovus Financial Corp.	119,324
470	TrustCo Bank Corp. NY	4,117
2,000	U.S. Bancorp	66,380
290	Umpqua Holdings Corp.	4,043
2,090	Wachovia Corp.	49,742
1,780	Wells Fargo & Co.	49,075
140	Western Alliance Bancorp (a)	1,483
1,050	Whitney Holding Corp.	23,856

		1,149,289

Banking & Financial Services (0.2%)
2,367	UBS AG (a)	56,003
1,160	Lloyds TSB Group PLC, ADR	35,531
50	Preferred Bank	446
2,190	Royal Bank of Scottland Group PLC ADR	10,424
200	Signature Bank (a)	5,708
150	Texas Capital Banshares, Inc. (a)	2,718
660	UCBH Holdings, Inc.	3,221
310	United Community Banks, Inc.	3,243

		117,294

Banks (0.1%)
70	Allied Irish Banks PLC ADR	2,822

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Banks, continued:
120	Banco Latinoamericano de Exportaciones SA	$2,176
30	Canadian Imperial Bank Of Commerce	2,106
50	First Financial Bankshares, Inc.	2,290
290	Frontier Financial Corp.	4,263
180	Guaranty Bancorp (a)	1,078
80	HDFC Bank Ltd. ADR	7,980
50	S&T Bancorp, Inc.	1,625
30	S.Y. Bancorp, Inc.	757
40	Sandy Spring Bancorp, Inc.	1,059
400	State Street Corp.	28,808
80	West Coast Bancorp	926

		55,890

Beverages (0.5%)
20	Central European Distribution Corp. (a)	1,427
490	Diageo PLC ADR	38,524
220	Fomento Economico Mexicano, S.A.B. de C.V. ADR	10,351
3,285	PepsiCo, Inc.	224,365
2,630	The Pepsi Bottling Group, Inc.	85,265

		359,932

Biotechnology (0.0%)
260	Obagi Medical Products, Inc. (a)	2,332
1,030	Pharmanet Development Group, Inc. (a)	17,387

		19,719

Broadcasting/Cable (0.4%)
10,110	Comcast Corp., Class A	227,475
2,120	Time Warner Cable, Inc., Class A (a)	63,388

		290,863

Building - Maintenance and Service (0.0%)
200	Comfort Systems USA, Inc.	2,658

Building Materials (0.1%)
140	Builders FirstSource, Inc. (a)	1,025
90	Eagle Materials, Inc.	3,226
380	Martin Marietta Materials, Inc.	44,342
120	Universal Forest Products, Inc.	4,072

		52,665

Business Equipment & Services (0.7%)
2,610	Accenture Ltd., Class A	106,540
725	Fiserv, Inc. (a)	37,961
1,505	Foundry Networks, Inc. (a)	20,468
40	Heidrick & Struggles International, Inc.	1,146
350	IMS Health, Inc.	8,484
10,490	Juniper Networks, Inc. (a)	288,685
520	The Dun & Bradstreet Corp.	47,518

		510,802

Casino Services (0.3%)
2,850	Las Vegas Sands Corp. (a)	197,904

Chemicals (0.6%)
2,080	Celanese Corp., Series A	101,296
50	CF Industries Holdings, Inc.	6,845
350	Cytec Industries, Inc.	22,106
210	Eastman Chemical Co.	16,088
430	Huntsman Corp.	9,430
100	Innophos Holdings, Inc.	2,787
160	Metabolix, Inc. (a)	1,795
20	Minerals Technologies, Inc.	1,392
90	Polypore International, Inc. (a)	2,133
2,495	Praxair, Inc.	237,175
100	Rockwood Holdings, Inc. (a)	3,672
380	Rohm and Haas Co.	20,512
450	Spartech Corp.	4,847
90	W.R. Grace & Co. (a)	2,437
50	Zep, Inc.	821

		433,336

Coal (0.3%)
110	Alpha Natural Resources, Inc. (a)	8,985
130	CONSOL Energy, Inc.	12,683
2,090	Fording Canadian Coal Trust	167,200
30	Patriot Coal Corp. (a)	3,244

		192,112

Commercial Services (0.4%)
200	Heartland Payment Systems, Inc.	5,162
2,820	Jacobs Engineering Group, Inc. (a)	267,279
290	Riskmetrics Group, Inc. (a)	6,012

		278,453

Computer Software & Services (1.3%)
150	3PAR, Inc. (a)	1,277
120	Blackbaud, Inc.	2,839
40	Brady Corp., Class A	1,548
240	DST Systems, Inc. (a)	15,216
5,415	eBay, Inc. (a)	162,504
140	Echelon Corp. (a)	2,066
210	IHS, Inc. (a)	12,508
5,400	Liberty Media Corp., - Interactive, Class A (a)	91,746
240	Manhattan Associates, Inc. (a)	6,096
40	Mantech International Corp. (a)	2,017
40	Micros Systems, Inc. (a)	1,319
6,960	Microsoft Corp.	197,107
70	MicroStrategy, Inc. (a)	5,573
60	Monotype Imaging Holdings, Inc. (a)	823
80	NIC, Inc.	653
260	Novatel Wireless, Inc. (a)	2,681
90	Omniture, Inc. (a)	2,218
1,670	Oracle Corp. (a)	38,143
100	Progress Software Corp. (a)	3,114
310	Satyam Computer Services Ltd. ADR	9,021
480	SRA International, Inc., Class A (a)	11,318
40	SYNNEX Corp. (a)	994
80	Syntel, Inc.	2,616
750	TIBCO Software, Inc. (a)	5,790
290	Websense, Inc. (a)	5,101

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Computer Software & Services, continued:
10,650	Yahoo!, Inc. (a)	$284,994

		869,282

Computers (0.1%)
220	Data Domain, Inc. (a)	5,280
410	Netezza Corp. (a)	5,289
180	Rackable Systems, Inc. (a)	2,459
80	Riverbed Technology, Inc. (a)	1,436
2,160	Teradata Corp. (a)	58,341

		72,805

Computers & Peripherals (1.8%)
30	Apple Computer, Inc. (a)	5,663
14,705	Cisco Systems, Inc. (a)	392,918
170	Compellent Technologies, Inc. (a)	1,841
7,880	Dell, Inc. (a)	181,713
1,550	Hewlett-Packard Co.	72,943
1,750	International Business Machines Corp.	226,502
6,950	NetApp, Inc. (a)	169,441
4,825	Palm, Inc.	29,239
8,310	Seagate Technology	178,000

		1,258,260

Construction (0.1%)
240	EMCOR Group, Inc. (a)	7,044
70	Simpson Manufacturing Co., Inc.	1,847
915	URS Corp. (a)	43,746

		52,637

Consumer Products (0.6%)
120	Blyth, Inc.	2,335
350	Central Garden & Pet Co. (a)	2,611
80	Elizabeth Arden, Inc. (a)	1,201
210	JAKKS Pacific, Inc. (a)	4,956
2,760	Pactiv Corp. (a)	67,979
60	Steiner Leisure Ltd. (a)	2,320
1,360	The Estee Lauder Cos., Inc., Class A	64,736
3,970	The Procter & Gamble Co.	262,218
200	Whirlpool Corp.	14,736

		423,092

Consumer Services (0.1%)
40	Ambassadors Group, Inc.	743
200	Avis Budget Group, Inc. (a)	2,784
1,150	Avon Products, Inc.	44,919
150	Netflix, Inc. (a)	4,554
30	Standard Parking Corp. (a)	643
830	Weight Watchers International, Inc.	34,702

		88,345

Cosmetics/Personal Care (0.0%)
330	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,706

Distribution/Wholesale (0.0%)
530	Beacon Roofing Supply, Inc. (a)	6,471
160	Core-Mark Holding Co., Inc. (a)	4,646
240	Genuine Parts Co.	10,563
90	Houston Wire & Cable Co.	1,942
230	LKQ Corp. (a)	5,097
90	MWI Veterinary Supply, Inc. (a)	3,449

		32,168

Diversified Financial Services (0.0%)
10	CME Group, Inc.	4,303

Diversified Manufacturing Operations (1.4%)
230	Actuant Corp., Class A	8,397
480	Acuity Brands, Inc.	25,560
330	AptarGroup, Inc.	14,758
120	Blount International, Inc. (a)	1,681
2,215	Danaher Corp.	173,169
640	Donaldson Co., Inc.	32,947
360	Eaton Corp.	34,805
160	EnPro Industries, Inc. (a)	6,416
30	ESCO Technologies, Inc. (a)	1,545
7,470	General Electric Co.	229,478
950	ITT Corp.	62,700
120	Koppers Holdings, Inc.	5,182
5	M&F Worldwide Corp. (a)	179
40	Matthews International Corp., Class A	1,904
1,580	Packaging Corp. of America	41,143
320	Parker Hannifin Corp.	27,094
150	Tredegar Corp.	2,192
5,680	Tyco International Ltd. ADR	256,679
20	Valmont Industries, Inc.	2,297
140	Woodward Governor Co.	5,638

		933,764

Drugs Wholesale (0.0%)
600	AmerisourceBergen Corp.	24,798

Education (0.0%)
80	American Public Education, Inc. (a)	2,967
20	Capella Education Co. (a)	1,298
50	K12, Inc. (a)	1,345
350	Premier Exhibitions, Inc. (a)	1,729

		7,339

Electric (0.0%)
450	EnerNOC, Inc. (a)	6,683

Electric Integrated (0.6%)
140	Avista Corp.	2,972
990	Dominion Resources, Inc.	45,837
180	DPL, Inc.	5,116
1,190	FirstEnergy Corp.	93,665
5,640	Mirant Corp. (a)	229,097
240	Northwestern Corp.	6,362
30	Otter Tail Corp.	1,126
80	Pike Electric Corp. (a)	1,247
210	Pinnacle West Capital Corp.	7,094
1,070	Reliant Energy, Inc. (a)	27,349

		419,865

Electrical Components & Equipment (0.1%)
120	Altra Holdings, Inc. (a)	2,090
380	China Digital TV Holding Co., Ltd ADR (a)	6,939
110	Franklin Electric Co., Inc.	4,455

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Electrical Components & Equipment, continued:
875	Molex, Inc.	$24,360

		37,844

Electronic Components/Instruments (1.7%)
3,610	Amphenol Corp., Class A	168,334
1,300	Celestica, Inc. (a)	11,544
90	DTS, Inc. (a)	3,015
4,250	Emerson Electric Co.	247,265
110	FLIR Systems, Inc. (a)	4,336
510	Garmin Ltd.	24,812
1,315	L-3 Communications Holdings, Inc.	141,218
4,435	Microchip Technology, Inc.	163,385
60	Multi-Fineline Electronix, Inc. (a)	1,203
470	SiRF Technology Holdings, Inc. (a)	3,417
3,585	Thermo Fisher Scientific, Inc. (a)	211,587
4,060	Tyco Electronics Ltd. ADR	162,887

		1,143,003

Energy-Alternative Sources (0.0%)
50	Comverge, Inc. (a)	640
150	Energizer Holdings, Inc. (a)	12,238
240	USEC, Inc. (a)	1,673

		14,551

Engineering & Construction (0.2%)
570	Aecom Technology Corp. (a)	18,360
2,550	KBR, Inc.	88,510
70	Stanley, Inc. (a)	2,209

		109,079

Entertainment (0.2%)
360	Cinemark Holdings, Inc.	5,209
160	International Speedway Corp., Class A	7,101
3,980	The Walt Disney Co.	133,728

		146,038

Financial Services (2.0%)
525	Advanta Corp., Class B	4,567
460	Affiliated Managers Group, Inc. (a)	47,150
5,560	American Express Co.	257,706
470	AmeriCredit Corp. (a)	6,387
130	Ameriprise Financial, Inc.	6,144
7,350	Discover Financial Services	126,052
4,795	Eaton Vance Corp.	204,027
150	Evercore Partners, Inc.	2,184
1,815	First Cash Financial Services, Inc. (a)	27,933
90	Huron Consulting Group, Inc. (a)	4,823
910	Interactive Brokers Group, Inc., Class A (a)	29,639
770	Investment Technology Group, Inc. (a)	32,417
1,520	Merrill Lynch & Co.	66,758
50	Morningstar, Inc. (a)	3,548
2,530	Nymex Holdings, Inc.	229,775
80	Online Resources Corp. (a)	776
120	optionsXpress Holdings, Inc.	2,741
1,905	Raymond James Financial, Inc.	56,674
830	SEI Investments Co.	20,020
3,750	T. Rowe Price Group, Inc.	217,200
100	TNS, Inc. (a)	2,503

		1,349,024

Food - Miscellaneous/Diversified (0.0%)
820	Whole Foods Market, Inc.	23,780

Food Products & Services (0.9%)
1,985	Archer-Daniels-Midland Co.	78,804
4,590	Coca Cola Enterprises, Inc.	92,443
370	Cosan Ltd., Class A ADR (a)	4,359
620	Dean Foods Co. (a)	13,485
240	Imperial Sugar Co.	3,480
8,620	Kraft Foods, Inc., Class A	279,977
30	Ralcorp Holdings, Inc. (a)	1,800
130	Safeway, Inc.	4,143
5,600	Sysco Corp.	172,816

		651,307

Forest Products & Paper (0.0%)
90	Brookfield Infrastructure Partners LP	1,697

Gas (0.2%)
2,850	Sempra Energy	164,759

Hand/Machine Tools (0.0%)
160	The Stanley Works	7,773

Hazardous Waste Disposal (0.0%)
220	EnergySolutions, Inc.	5,588

Health Care (0.8%)
130	AMERIGROUP Corp. (a)	3,589
40	Arthrocare Corp. (a)	1,765
4,560	Cigna Corp.	185,136
1,070	Coventry Health Care, Inc. (a)	49,252
200	Cross Country Healthcare, Inc. (a)	3,094
670	Health Net, Inc. (a)	20,770
150	Healthspring, Inc. (a)	2,787
1,030	HLTH Corp. (a)	12,288
170	Lincare Holdings, Inc. (a)	4,430
3,580	UnitedHealth Group, Inc.	122,472
110	WellCare Health Plans, Inc. (a)	6,070
1,915	Wellpoint, Inc. (a)	106,895

		518,548

Healthcare-Products (0.0%)
360	Herbalife Ltd.	13,874

Healthcare-Services (0.0%)
200	athenahealth, Inc. (a)	6,334
160	Life Time Fitness, Inc. (a)	6,403
220	NutriSystem, Inc.	4,515
270	The TriZetto Group, Inc. (a)	5,797

		23,049

Home Furnishings (0.0%)
390	Sealy Corp. (a)	2,426
280	Tempur-Pedic International, Inc.	3,007

		5,433

Hotels (0.0%)
180	Home Inns & Hotels Management, Inc. (a)	4,423

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Hotels, continued:
120	Morgans Hotel Group Co. (a)	$1,544
310	Wyndham Worldwide Corp.	6,783

		12,750

Human Resources (0.1%)
220	AMN Healthcare Services, Inc. (a)	3,830
760	Hewitt Associates, Inc. (a)	29,762
200	SuccessFactors, Inc. (a)	2,220

		35,812

Industrial Automatic/Robot (0.2%)
2,030	Rockwell Automation, Inc.	118,857

Insurance (1.5%)
1,350	ACE Ltd.	81,094
2,370	AFLAC, Inc.	159,098
2,920	Allianz SE ADR	55,276
90	Amerisafe, Inc. (a)	1,430
900	Assurant, Inc.	61,227
200	Axis Capital Holdings Ltd.	7,010
190	CastlePoint Holdings Ltd.	2,050
230	eHealth, Inc. (a)	5,734
170	Employers Holdings, Inc.	3,245
3,480	Fidelity National Financial, Inc., Class A	59,508
90	Infinity Property & Casualty Corp.	3,629
60	IPC Holdings Ltd.	1,704
1,935	Lincoln National Corp.	106,735
180	Max Capital Group Ltd. ADR	4,342
300	Montpelier Re Holdings Ltd.	5,031
20	National Interstate Corp.	459
30	Odyssey Re Holdings Corp.	1,126
90	PartnerRe Ltd.	6,632
150	Platinum Underwriter Holdings Ltd.	5,321
580	Principal Financial Group, Inc.	31,250
4,615	Prudential Financial, Inc.	344,740
50	Safety Insurance Group, Inc.	1,933
1,210	The Allstate Corp.	61,637
310	The Commerce Group, Inc.	11,399
80	The Phoenix Cos., Inc.	810
40	Validus Holdings Ltd.	837
520	Willis Group Holdings Ltd.	18,632

		1,041,889

Internet (0.1%)
150	Constant Contact, Inc. (a)	2,880
220	CyberSource Corp. (a)	4,270
80	Dice Holdings, Inc. (a)	609
620	Earthlink, Inc. (a)	5,952
80	Equinix, Inc. (a)	7,639
360	Perfect World Co. Ltd. ADR (a)	9,709
70	Sohu.com, Inc. (a)	6,127

		37,186

Investment Companies (0.1%)
1,280	KKR Financial Holdings LLC	15,565
260	Och-Ziff Capital Management Group, Class A	5,366
1,400	The Blackstone Group LP	27,258

		48,189

Machinery & Equipment (0.8%)
140	Chart Industries, Inc. (a)	5,865
1,080	H&E Equipment Services, Inc. (a)	15,174
1,660	Joy Global, Inc.	139,822
120	Kaydon Corp.	7,333
50	Regal Beloit Corp.	2,325
650	Roper Industries, Inc.	42,276
2,965	The Manitowoc Co., Inc.	115,338
270	Toro Co.	10,552
2,690	United Technologies Corp.	191,097
20	Watsco, Inc.	930

		530,712

Machinery-Construction & Mining (0.0%)
160	Bucyrus International, Inc., Class A	11,325

Machinery-Diversified (0.0%)
30	Sauer-Danfoss, Inc.	936

Marine Services (0.0%)
100	Aegean Marine Petroleum Network, Inc. ADR	4,175
240	Great Lakes Dredge & Dock Co.	1,452

		5,627

Media (0.2%)
370	CTC Media, Inc. (a)	10,242
400	Dolan Media Co. (a)	7,440
20	Hearst-Argyle Televison, Inc.	425
500	Liberty Media Corp., Class A (a)	13,500
290	Sinclair Broadcast Group, Inc., Class A	2,601
3,080	Viacom, Inc., Class B (a)	110,326

		144,534

Medical (0.4%)
40	Cougar Biotechnology, Inc. (a)	1,081
4,570	Covidien Ltd. ADR	228,911
60	Eurand NV ADR (a)	902
720	Health Management Associates, Inc. (a)	5,587
260	Medicis Pharmaceutical Corp., Class A	6,183
4,970	Tenet Healthcare Corp. (a)	29,323

		271,987

Medical - Biotechnology (0.4%)
280	Acorda Therapeutics, Inc. (a)	6,037
570	Enzon Pharmaceuticals, Inc. (a)	5,016
3,010	Genentech, Inc. (a)	213,319
150	Genomic Health, Inc. (a)	2,595
30	Integra LifeSciences Holdings Corp. (a)	1,260
200	Martek Biosciences Corp. (a)	7,552
140	Medivation, Inc. (a)	2,124
150	Myriad Genetics, Inc. (a)	7,263
575	Pharmaceutical Product Development, Inc.	25,421
590	Seattle Genetics, Inc. (a)	5,516
50	SonoSite, Inc. (a)	1,536

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Medical - Biotechnology, continued:
500	ZymoGenetics, Inc. (a)	$4,510

		282,149

Medical Equipment & Supplies (1.3%)
150	Advanced Medical Optics, Inc. (a)	3,633
80	Animal Health International, Inc. (a)	543
270	Apria Healthcare Group, Inc. (a)	4,550
1,230	Becton, Dickinson & Co.	103,873
270	Cepheid, Inc. (a)	7,106
90	Cutera, Inc. (a)	922
160	Cynosure, Inc., Class A (a)	3,925
300	DENTSPLY International, Inc.	12,162
150	Hansen Medical, Inc. (a)	2,690
2,805	Henry Schein, Inc. (a)	156,295
150	Hill-Rom Holdings, Inc.	4,612
1,465	Hologic, Inc. (a)	35,204
1,520	Invitrogen Corp. (a)	69,859
560	Kinetic Concepts, Inc. (a)	24,321
390	LCA-Vision, Inc.	3,241
190	Masimo Corp. (a)	6,566
1,185	Mentor Corp.	37,339
930	PerkinElmer, Inc.	26,300
720	ResMed, Inc. (a)	28,361
100	Sirona Dental Systems, Inc. (a)	2,966
2,920	Stryker Corp.	188,486
90	SurModics, Inc. (a)	4,036
330	Symmetry Medical, Inc. (a)	4,887
380	TomoTherapy, Inc. (a)	3,386
2,320	Zimmer Holdings, Inc. (a)	168,896

		904,159

Medical Labs & Testing Services (0.1%)
1,160	Covance, Inc. (a)	95,097
80	Genoptix, Inc. (a)	2,169

		97,266

Medical Products (0.0%)
700	Accuray, Inc. (a)	6,692
80	China Medical Technologies, Inc. ADR	3,154
50	Insulet Corp. (a)	815
230	Wright Medical Group, Inc. (a)	6,829

		17,490

Metal Fabricate/Hardware (0.0%)
130	RBC Bearings, Inc. (a)	4,898

Metals - Processing & Fabrication (0.5%)
2,045	Cameco Corp.	83,743
50	CIRCOR International, Inc.	2,671
635	General Cable Corp. (a)	44,958
90	Haynes International, Inc. (a)	6,150
370	Horsehead Holding Corp. (a)	5,198
60	Kaiser Aluminum Corp.	3,849
730	Ladish Co., Inc. (a)	23,732
445	Shaw Group, Inc. (a)	27,145
220	Southern Copper Corp.	24,251
890	Steel Dynamics, Inc.	32,129
1,380	Sterlite Industries (India) Ltd. ADR (a)	30,553
300	Ternium SA ADR	13,317
1,130	Titanium Metals Corp.	19,662
50	Worthington Industries, Inc.	997

		318,355

Mining (0.0%)
40	Apex Silver Mines Ltd. (a)	272
520	Barrick Gold Corp.	20,951
20	Compass Minerals International, Inc.	1,460

		22,683

Miscellaneous Manufacturing (0.0%)
300	China Security & Surveillance Technology, Inc. (a)	6,231
160	Reddy Ice Holdings, Inc.	1,992
140	TriMas Corp. (a)	1,144

		9,367

Office Furnishing (0.0%)
110	Knoll, Inc.	1,631

Office/Business Equipment (0.0%)
120	Acco Brands Corp. (a)	1,841
520	Ariba, Inc. (a)	7,717

		9,558

Oil & Gas (0.0%)
20	Atlas America, Inc.	1,373
550	Cheniere Energy Partners LP	6,276
220	Dresser-Rand Group, Inc. (a)	8,870
70	Hugoton Royalty Trust	2,339

		18,858

Oil & Gas Exploration, Production and Services (2.8%)
510	Anardarko Petroleum Corp.	38,235
1,370	Apache Corp.	183,662
70	ATP Oil & Gas Corp. (a)	2,986
2,070	Baker Hughes, Inc.	183,443
100	Bill Barrett Corp. (a)	5,383
170	BJ Services Co.	5,134
30	Bois d’Arc Energy, Inc. (a)	734
370	Brigham Exploration Co. (a)	5,391
183	Cal Dive International, Inc. (a)	2,558
340	Chesapeake Energy Corp.	18,622
270	Cimarex Energy Co.	18,398
130	Complete Production Services, Inc. (a)	3,726
140	Concho Resources, Inc. (a)	4,466
2,170	Devon Energy Corp.	251,590
2,070	EnCana Corp.	187,066
100	Encore Acquisition Co. (a)	6,679
550	Energy Infrastructure Acquisition Corp. (a)	5,566
690	Energy XXI (Bermuda) Ltd. (a)	4,865
80	Exterran Holdings, Inc. (a)	5,882
980	FMC Technologies, Inc. (a)	70,413
90	GMX Resources, Inc. (a)	4,344
50	Gulf Island Fabrication, Inc.	2,069
1,260	Helix Energy Solutions Group, Inc. (a)	48,674
695	Helmerich & Payne, Inc.	43,542
180	McMoRan Exploration Co. (a)	5,746
2,367	National-Oilwell Varco, Inc. (a)	197,218

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Oil & Gas Exploration, Production and Services, continued:
480	Oil States International, Inc. (a)	$28,042
5,410	Patterson-UTI Energy, Inc.	170,307
960	Pengrowth Energy Trust	19,709
1,980	Penn West Energy Trust	65,122
260	PetroQuest Energy, Inc. (a)	5,759
100	Rosetta Resources, Inc. (a)	2,693
190	SandRidge Energy, Inc. (a)	10,450
40	Southwest Gas Corp.	1,247
860	Southwestern Energy Co. (a)	38,132
1,200	Transocean, Inc. ADR (a)	180,228
60	Trico Marine Services, Inc. (a)	2,303
1,910	Valero Energy Corp.	97,104
100	Venoco, Inc. (a)	1,998
140	W&T Offshore, Inc.	7,806
250	W-H Energy Services, Inc. (a)	21,382
240	Warren Resources, Inc. (a)	3,245
70	Whiting Petroleum Corp. (a)	6,547

		1,968,466

Oil & Gas Services (0.1%)
170	Basic Energy Services, Inc. (a)	4,891
80	CVR Energy, Inc. (a)	2,134
50	Flotek Industries, Inc. (a)	857
1,260	Hercules Offshore, Inc. (a)	42,739
210	Schlumberger Ltd.	21,237

		71,858

Oil - Integrated Companies (1.0%)
1,490	Chevron Corp.	147,734
890	ConocoPhillips	82,859
4,495	Exxon Mobil Corp.	398,976
950	Petroleo Brasileiro S.A. - Petrobas ADR	57,418

		686,987

Packaging & Containers (0.0%)
60	Silgan Holdings, Inc.	3,434

Paper Products (0.0%)
230	Buckeye Technologies, Inc. (a)	2,447
1,320	Domtar Corp. (a)	9,069
160	Rock-Tenn Co., Class A	5,710

		17,226

Pharmaceuticals (1.4%)
440	Alcon, Inc.	69,080
110	Alnylam Pharmaceuticals, Inc. (a)	3,177
100	Biovail Corp.	1,173
3,900	Bristol-Myers Squibb Co.	88,881
1,195	Charles River Laboratories International, Inc. (a)	76,815
340	Cubist Pharmaceuticals, Inc. (a)	6,480
1,910	Genzyme Corp. (a)	130,759
2,140	Merck & Co., Inc.	83,374
3,610	Novartis AG ADR	188,984
11,190	Pfizer, Inc.	216,638
480	POZEN, Inc. (a)	6,595
2,170	Sanofi-Aventis ADR	80,984
520	Theravance, Inc. (a)	7,036
390	Valeant Pharmaceuticals International (a)	6,384
120	XenoPort, Inc. (a)	5,194

		971,554

Pipelines (0.5%)
9,970	El Paso Corp.	194,913
60	El Paso Pipeline Partners LP	1,370
460	Enterprise Products Partners LP	13,924
440	Mueller Water Products, Inc., Class A	4,457
30	Quicksilver Gas Services LP	776
30	Regency Energy Partners LP	810
4,530	Spectra Energy Corp.	122,401

		338,651

Printing & Publishing (0.2%)
2,810	Gannett Co., Inc.	80,956
500	The McGraw-Hill Cos., Inc.	20,745
420	Valassis Communications, Inc. (a)	6,674

		108,375

Real Estate (0.0%)
30	Forestar Real Estate Group, Inc. (a)	750

REITS (0.7%)
130	American Campus Communities, Inc.	3,955
15,610	Annaly Capital Management, Inc.	278,014
830	Anworth Mortgage Asset Corp.	5,868
810	Ashford Hospitality Trust	4,973
300	Boston Properties, Inc.	29,322
410	Chimera Investment Corp.	5,683
580	DCT Industrial Trust, Inc.	5,655
390	DiamondRock Hospitality Co.	5,347
690	Digital Reality Trust, Inc.	29,187
330	DuPont Fabros Technology, Inc.	6,679
250	Education Realty Trust, Inc.	3,263
70	Entertainment Properties Trust	3,854
130	Equity One, Inc.	3,017
180	Franklin Street Properties Corp.	2,659
260	GMH Communities Trust	1,908
160	Highwoods Properties, Inc.	5,760
210	Inland Real Estate Corp.	3,297
140	Investors Real Estate Trust	1,464
220	Medical Properties Trust, Inc.	2,686
220	Realty Income Corp.	5,390
170	Redwood Trust, Inc.	5,737
960	Senior Housing Properties Trust	21,322
170	Simon Property Group, Inc.	16,891
380	U-Store-It Trust	4,830

		456,761

Restaurants (0.4%)
220	AFC Enterprises, Inc. (a)	2,200
1,960	Burger King Holdings, Inc.	55,958
1,665	California Pizza Kitchen, Inc. (a)	23,160
150	Carrols Restaurant Group, Inc. (a)	1,041
380	Domino’s Pizza, Inc. (a)	5,115
700	Jack In the Box, Inc. (a)	17,199
1,510	McDonald’s Corp.	89,573
220	Papa John’s International, Inc. (a)	6,475
80	Texas Roadhouse, Inc., Class A (a)	882

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Restaurants, continued:
1,970	The Cheesecake Factory, Inc. (a)	$39,459
560	Tim Hortons, Inc.	18,586
150	Triarc Companies, Inc., Class B	1,055
1,150	Yum! Brands, Inc.	45,655

		306,358

Retail (2.6%)
165	Aeropostale, Inc. (a)	5,765
2,870	Amazon.com, Inc. (a)	234,250
5,455	Best Buy Co., Inc.	254,694
280	Big 5 Sporting Goods Corp.	2,517
2,270	BJ’s Wholesale Club, Inc. (a)	89,642
8,120	Blockbuster, Inc., Class A (a)	26,390
120	Blue Nile, Inc. (a)	6,397
110	Cabela’s, Inc. (a)	1,524
1,320	Cash America International, Inc.	47,203
220	Charlotte Russe Holding, Inc. (a)	4,127
570	Costco Wholesale Corp.	40,652
3,622	CVS Corp.	154,985
460	Dick’s Sporting Goods, Inc. (a)	10,649
1,790	Dollar Tree, Inc. (a)	66,051
180	DSW, Inc., Class A (a)	2,659
120	Ethan Allen Interiors, Inc.	3,365
7,370	Family Dollar Stores, Inc.	157,718
2,350	Fred’s Inc., Class A	29,493
1,270	GameStop Corp., Class A (a)	62,992
140	hhgregg, Inc. (a)	1,537
4,335	Kohl’s Corp. (a)	194,208
1,065	Nordstrom, Inc.	37,254
680	O’Reilly Automotive, Inc. (a)	17,782
1,470	Office Depot, Inc. (a)	18,669
1,635	PetSmart, Inc.	38,324
390	Retail Ventures, Inc. (a)	2,176
390	Sally Beauty Holdings, Inc. (a)	2,941
120	Sonic Automotive, Inc.	2,238
230	Susser Holdings Corp. (a)	2,732
80	The Pantry, Inc. (a)	976
70	Tween Brands, Inc. (a)	1,390
4,370	Wal-Mart Stores, Inc.	252,324
370	Walgreen Co.	13,327
80	Zumiez, Inc. (a)	1,677

		1,788,628

Savings & Loans (0.1%)
460	Astoria Financial Corp.	10,976
680	Beneficial Mutual Bancorp, Inc. (a)	7,847
290	Investors Bancorp, Inc. (a)	4,144
370	New York Community Bancorp, Inc.	7,593
60	Northfield Bancorp, Inc. (a)	673
50	Oritani Financial Corp. (a)	780
130	Provident New York Bancorp	1,691
60	Viewpoint Financial Group	971

		34,675

Semiconductors (2.1%)
260	Advanced Analogic Technologies, Inc. (a)	1,815
7,285	Altera Corp.	168,575
6,080	Applied Materials, Inc.	120,445
660	ASML Holding	19,774
200	AuthenTec, Inc. (a)	2,726
6,590	Broadcom Corp., Class A (a)	189,067
140	Brooks Automation, Inc. (a)	1,427
170	Cabot Microelectronics Corp. (a)	6,307
330	Cavium Networks, Inc. (a)	8,600
200	Cymer, Inc. (a)	6,184
160	Eagle Test Systems, Inc. (a)	1,845
1,470	FormFactor, Inc. (a)	32,090
670	Himax Technologies, Inc. ADR	3,685
11,920	Intel Corp.	276,305
2,260	Marvell Technology Group Ltd. (a)	39,234
230	Mellanox Technologies Ltd. (a)	3,758
1,285	MEMC Electronic Materials, Inc. (a)	88,228
140	MKS Instruments, Inc. (a)	3,298
50	Monolithic Power Systems, Inc. (a)	1,211
6,140	NVIDIA Corp. (a)	151,658
8,090	ON Semiconductor Corp. (a)	80,010
80	Rubicon Technology, Inc. (a)	1,830
890	Silicon Laboratories, Inc. (a)	32,796
970	Tessera Technologies, Inc. (a)	20,438
5,615	Texas Instruments, Inc.	182,375

		1,443,681

Software (0.5%)
20	Blackboard, Inc. (a)	758
430	Commvault Systems, Inc. (a)	7,529
50	Global Sources Ltd. (a)	755
370	Innerworkings, Inc. (a)	4,747
440	Interwoven, Inc. (a)	5,900
140	MedAssets, Inc. (a)	2,500
50	MSCI, Inc., Class A (a)	1,777
110	NetSuite, Inc. (a)	2,504
370	Omnicell, Inc. (a)	4,914
960	Open Text Corp. (a)	34,474
100	Phase Forward, Inc. (a)	1,734
1,300	SAP AG ADR	70,980
80	Solera Holdings, Inc. (a)	2,182
50	Synchronoss Technologies, Inc. (a)	664
140	Taleo Corp., Class A (a)	2,771
2,700	VMware, Inc., Class A (a)	185,409

		329,598

Technology (0.3%)
160	American Reprographics Co. (a)	2,926
170	Cogent, Inc. (a)	2,035
1,430	SAIC, Inc. (a)	28,500
90	Varian, Inc. (a)	4,994
3,275	Waters Corp. (a)	201,478

		239,933

Telecommunications (1.2%)
1,430	ADTRAN, Inc.	35,593
580	AT&T, Inc.	23,142
2,530	Deutsche Telekom AG ADR	42,352
4,430	DiISH Network Corp. (a)	155,537
600	EchoStar Corp. (a)	22,404
1,300	Embarq Corp.	61,516

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Telecommunications, continued:
120	GeoEye, Inc. (a)	$2,046
290	Global Crossing Ltd. (a)	5,255
70	Harris Stratex Networks, Inc., CLASS A (a)	787
10	Hughes Communication, Inc. (a)	464
1,400	Liberty Global, Inc., Class A (a)	50,190
30	Loral Space & Communications, Inc. (a)	582
1,300	NII Holdings, Inc. (a)	65,260
3,130	Nokia Oyj ADR	88,892
80	Polycom, Inc. (a)	1,994
480	RCN Corp.	5,813
20	RRSat Global Communications Network Ltd. ADR	247
1,670	Sprint Nextel Corp.	15,631
350	Starent Networks Corp. (a)	6,128
130	Switch & Data Facilities Co. (a)	2,320
260	Syniverse Holdings, Inc. (a)	5,606
5,250	Verizon Communications, Inc.	201,967

		793,726

Telecommunications - Services & Equipment (0.7%)
320	Aruba Networks, Inc. (a)	2,010
1,180	China Mobile Ltd., ADR	87,072
930	Ciena Corp. (a)	28,421
140	Dolby Laboratories, Inc. (a)	6,721
240	Infinera Corp. (a)	3,427
780	Nextwave Wireless, Inc. (a)	4,189
150	Plantronics, Inc.	3,644
250	Premiere Global Services, Inc. (a)	3,787
6,200	QUALCOMM, Inc.	300,948
330	SAVVIS, Inc. (a)	5,504
650	ShengdaTech, Inc. (a)	5,362
120	Sierra Wireless, Inc. (a)	2,056
1,080	Windstream Corp.	14,407

		467,548

Tobacco & Tobacco Products (0.5%)
540	Alliance One International, Inc. (a)	3,245
230	Loews Corp. - Carolina Group	16,687
5,515	Philip Morris International, Inc. (a)	290,420

		310,352

Transportation (0.0%)
100	Aircastle Ltd. ADR	1,283
410	C.H. Robinson Worldwide, Inc.	26,445
50	Genesis Lease Ltd. ADR	650
150	RSC Holdings, Inc. (a)	1,767

		30,145

Transportation & Shipping (0.8%)
240	American Commercial Lines, Inc. (a)	3,681
140	Atlas Air Worldwide Holdings, Inc. (a)	8,666
270	CSX Corp.	18,646
310	Double Hull Tankers, Inc.	3,187
1,215	FedEx Corp.	111,428
290	Navios Maritime Holdings, Inc. ADR	3,486
3,965	Norfolk Southern Corp.	267,162

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Transportation & Shipping, continued:
250	Paragon Shipping, Inc., Class A	$5,325
30	TAL International Group, Inc.	806
1,630	United Parcel Service, Inc., Class B	115,762

		538,149

Trucking & Leasing (0.0%)
120	GATX Corp.	5,917

Utilities (0.2%)
2,970	Calpine Corp. (a)	68,013
50	Consolidated Water Co., Ltd.	990
630	Foundation Coal Holdings, Inc.	42,040
750	NRG Energy, Inc. (a)	31,192
40	South Jersey Industries, Inc.	1,530

		143,765

Utilities - Electric (0.0%)
270	Ameren Corp.	12,271
170	General Communications, Inc., Class A	3,980
90	ITC Holdings Corp.	4,911
180	UniSource Energy Corp.	6,104

		27,266

Utilities - Natural Gas (0.0%)
150	Nicor, Inc.	6,125
380	WGL Holdings, Inc.	13,258

		19,383

Waste Disposal (0.1%)
200	Calgon Carbon Corp. (a)	3,544
1,000	Republic Services, Inc.	32,930

		36,474

Total Common Stocks		29,131,003

Right (0.0%)
2,263	UBS AG	2,693

Asset Backed Securities (0.9%)
52,044	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (b)	51,999
57,592	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (b)	57,383
250,000	Alesco Preferred Funding Ltd., Series 6A, Class C1, 4.20%, 3/23/35 (c)(d)	237,500
37,740	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (b)	37,687
50,449	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (b)	52,250
85,944	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (b)	87,828
48,657	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	48,553

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities, continued:
$18,515	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	$19,238

Total Asset Backed Securities		592,438

Mortgage Backed Securities (22.6%)
350,000	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35	253,856
400,000	Banc of America Alternative Loan Trust, Series 2007-1, Class 3A28, 6.00%, 4/25/37	341,203
100,000	Banc of America Funding Corp., Series 2003-3, Class 1A4, 5.50%, 10/25/33	86,777
153,651	Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/33	147,265
100,000	Banc of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	83,984
103,822	Banc of America Mortgage Securities, Series 2003-1, Class 2A4, 5.00%, 2/25/18	100,902
293,754	Banc of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	280,080
76,463	Banc of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	77,455
30,000	Banc of America Mortgage Securities, Series 2003-9, Class 1A7, 5.50%, 12/25/33	28,529
50,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	41,257
89,469	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 5.08%, 9/25/34 (c)	78,691
723,460	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 5.60%, 4/25/37 (c)	592,183
395,716	Chase Mortgage Finance Corp., Series 2003-S11, Class 3A1, 5.50%, 10/25/33	369,129
345,000	Chaseflex Trust, Series 2006-2, Class A4, 6.34%, 9/25/36	260,295
416,625	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	395,480
350,000	Citi Mortgage Alternative Loan Trust, Series 2007-A6, Class 1A13, 6.00%, 6/25/37	269,237
41,309	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	39,908
65,821	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	61,108
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	42,416
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	94,172
167,062	Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A2, 5.50%, 3/25/35	159,528
74,000	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	58,112
67,000	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	43,504
264,217	Countrywide Alternative Loan Trust, Series 2005-86CB, Class A4, 5.50%, 2/25/36	243,279
407,391	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	387,325
316,313	Countrywide Alternative Loan Trust, Series 2006-19CB, Class A7, 6.00%, 8/25/36	296,610
39,000	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	26,488
49,249	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	48,206
54,064	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	53,945
117,718	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	116,924
212,597	Countrywide Home Loans, Series 2005-22, Class 2A1, 5.26%, 11/25/35	194,356
93,134	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	88,667
29,885	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	27,332
110,000	Countrywide Home Loans, Series 2003-44, Class A5, 5.50%, 10/25/33	100,950
150,000	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	122,264
294,350	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	266,241
239,737	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	217,498

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$88,974	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	$87,538
76,882	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	76,495
79,361	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	78,808
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	26,369
95,875	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	93,348
250,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36	166,834
116,915	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	113,588
306,527	Fannie Mae, 4.50%, 4/1/35, Pool # 914522	286,274
13,808	Fannie Mae, 5.00%, 3/1/18, Pool #681351	13,821
32,261	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	32,439
76,099	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	77,439
328,823	Fannie Mae, 5.50%, 10/1/35, Pool # 838584	327,107
38,180	Fannie Mae, 6.00%, 5/1/35, Pool #357778	38,798
53,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	55,407
177,851	First Horizon Mortgage Pass Throught Trust, 5.85%, 8/25/37, Series 2007-AR2, Class 1A3 (c)	170,352
181,480	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	178,490
258,674	Freddie Mac, 3.50%, 5/1/10, Pool #M80824	256,642
151,867	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	147,400
90,848	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	91,363
26,525	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	26,524
18,595	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	18,595
400,000	Freddie Mac, Series 2877, Class AL, 5.00%, 10/15/24	387,615
108,986	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	108,926
102,966	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	105,307
60,756	Freddie Mac, Series 2579, Class KJ, 5.50%, 3/15/33	61,914
22,859	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	22,768
35,450	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	36,346
315,386	Freddie Mac, Series 3427, Class HE, 6.00%, 6/15/37	315,532
30,918	Freddie Mac, 6.06%, 6/1/28, Pool #605508 (c)	31,064
7,278	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	7,548
62,760	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	65,293
274,294	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	291,692
9,953	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	10,186
97,423	Government National Mortgage Assoc., 6.31%, 9/20/32, Pool #575624	100,380
156,136	Government National Mortgage Assoc., 6.31%, 9/20/32, Pool #575653	160,875
78,629	Government National Mortgage Assoc., 6.31%, 11/20/32, Pool #575678	81,015
70,740	Government National Mortgage Assoc., 6.31%, 12/20/32, Pool #575723	72,886
121,440	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	125,007
19,181	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	20,574
60,646	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	64,952
151	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	166
87,173	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	86,699
41,194	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	39,380
538,206	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36	510,171
37,430	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	33,979
299,086	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	301,048

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$198,189	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	$202,401
38,816	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	38,343
151,278	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	144,140
420,000	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35	363,966
175,000	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35	143,974
100,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	85,696
124,860	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	118,915
400,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	348,720
400,000	Residential Accredit Loans, Inc., Series 2007-QS6, Class A6, 6.25%, 4/25/37	318,719
50,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	31,606
119,903	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.20%, 9/25/33	62,071
71,309	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	65,589
27,580	Residential Asset Securitization Trust, Series 2003-A7, Class A2, 4.85%, 7/25/33	27,394
200,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	168,792
124,695	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	110,602
150,000	Residential Asset Securitization Trust, Series 2007-A5, Class 2A5, 6.00%, 5/25/37	121,835
300,000	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	246,472
75,311	Structured Asset Securities Corp., Series 2003-10, Class A, 6.00%, 4/25/33	72,934
25,893	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	22,973
332,100	Washington Mutual Mortgage Pass- Through Certificates, Series 2005-5, Class B14, 5.50%, 7/25/35	294,726
350,000	Washington Mutual Mortgage Pass- Through Certificates, Series 2006-7, Class A2A, 5.67%, 9/25/36	330,185
130,130	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	125,381
412,223	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	396,638
121,483	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	118,370
213,965	Wells Fargo Mortgage Backed Securities, Series 2006-11, Class A8, 6.00%, 9/25/36	204,002

Total Mortgage Backed Securities		15,664,554

Corporate Bonds (4.7%)
Aerospace/Defense (0.8%)
500,000	Boeing Capital Corp., 6.50%, 2/15/12	533,064

Diversified Manufacturing Operations (0.5%)
375,000	General Electric Co., 5.25%, 12/6/17	366,754

Financial Services (1.4%)
150,000	American General Finance, 6.90%, 12/15/17	142,287
110,000	Household Finance Corp., 6.70%, 9/15/09	112,393
198,653	Preferred Terms Secs XXVI, 3.25%, 3/22/38 (c)	167,862
290,216	Preferred Terms XXIII, 6.15%, 12/22/36 (b)	246,683
250,000	Reg Diversified Funding, 4.24%, 1/25/36 (c)(d)	201,987
256,961	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 4.23%, 8/5/36 (b)(c)	51,392

		922,604

Retail (0.4%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	277,461

Security Brokers & Dealers (1.1%)
340,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	319,721
125,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	113,848
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	325,049

		758,618

Telecommunications (0.5%)
250,000	AT&T, Inc., 6.25%, 3/15/11	259,619

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Telecommunications, continued:
$100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	$102,429

		362,048

Total Corporate Bonds		3,220,549

Taxable Municipal Bond (0.5%)
Georgia (0.5%)
350,000	Cedartown Development Authority, Revenue, 7.00%, 2/1/22, Continuously Callable @ 100, Insured by: AMBAC *	352,478

U.S. Government Agency Securities (2.6%)
	Fannie Mae
500,000	4.16%, 6/11/13, Continuously Callable @ 100	497,971
500,000	4.38%, 8/18/08 (c)	502,053
200,000	Federal Home Loan Bank, 4.50%, 6/5/18, Callable 6/5/08 @ 100 (c)	200,034
	Freddie Mac(c)
100,000	4.00%, 6/25/18, Continuously Callable @ 100	100,007
250,000	4.50%, 11/18/09, Continuously Callable @ 100	255,138
30,000	5.00%, 2/15/17, Callable 2/15/09 @ 100	30,417
156,000	5.00%, 5/15/18, Continuously Callable @ 100	156,020
30,000	5.00%, 10/15/22, Callable 6/17/08 @ 100	29,478

Total U.S. Government Agency Securities		1,771,118

U.S. Treasury Obligations (10.1%)
	U.S. Treasury Bonds
1,100,000	5.38%, 2/15/31	1,199,430
850,000	5.50%, 8/15/28	932,476
	U.S. Treasury Notes
500,000	3.88%, 2/15/13	510,469
500,000	4.00%, 2/15/14	512,226
650,000	4.25%, 8/15/14	673,664
1,000,000	4.25%, 11/15/14	1,037,188
1,000,000	4.50%, 11/15/15	1,043,516
750,000	4.50%, 2/15/16	781,992
300,000	4.63%, 2/15/17	313,383

Total U.S. Treasury Obligations		7,004,344

Investment Companies (15.1%)
76,470	iShares MSCI EAFE Index Fund	5,872,896
30,210	iShares MSCI Emerging Markets Index	4,566,846

Total Investment Companies		10,439,742

Investments in Affiliates (1.0%)
684,206	American Performance Institutional Cash Management Fund	684,206
Total Investments in Affiliates		684,206

Total Investments (Cost $61,987,661)(e)—99.6%		68,863,125

Other assets in excess of liabilities — 0.4%		277,499

Net Assets — 100.0%		$69,140,624

(a)	Non-income producing security.

(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(c)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2008. The date presented reflects the final maturity date.

(d)	Represents a restricted security, purchased under Rule 144A, and is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(e)	Represents cost for financial reporting purposes.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.8%)
Aerospace/Defense (1.8%)
2,735	The Boeing Co.	$226,376

Apparel Manufacturers (3.6%)
5,600	Coach, Inc. (a)	203,280
3,870	NIKE, Inc., Class B	264,592

		467,872

Banking (2.5%)
3,570	Bank of America Corp.	121,416
11,440	Synovus Financial Corp.	131,445
2,915	Wachovia Corp.	69,377

		322,238

Beverages (1.8%)
3,470	PepsiCo, Inc.	237,001

Broadcasting/Cable (2.5%)
14,092	Comcast Corp., Class A	317,070

Casino Services (1.5%)
2,690	Las Vegas Sands Corp. (a)	186,794

Chemicals (2.4%)
3,185	Praxair, Inc.	302,766

Commercial Services (2.4%)
3,250	Jacobs Engineering Group, Inc. (a)	308,035

Computer Software & Services (4.4%)
5,650	eBay, Inc. (a)	169,557
14,840	Yahoo!, Inc. (a)	397,118

		566,675

Computers & Peripherals (6.4%)
10,135	Cisco Systems, Inc. (a)	270,807
10,980	Dell, Inc. (a)	253,199
7,280	NetApp, Inc. (a)	177,486
5,325	Seagate Technology	114,062

		815,554

Diversified Manufacturing Operations (1.9%)
3,085	Danaher Corp.	241,185

Electronic Components/Instruments (8.5%)
4,005	Amphenol Corp., Class A	186,753
4,890	Emerson Electric Co.	284,500
1,585	L-3 Communications Holdings, Inc.	170,213
4,375	Microchip Technology, Inc.	161,175
4,995	Thermo Fisher Scientific, Inc. (a)	294,805

		1,097,446

Entertainment (1.2%)
4,485	The Walt Disney Co.	150,696

Financial Services (5.4%)
6,810	Discover Financial Services	116,792
5,465	Eaton Vance Corp.	232,536
2,115	Merrill Lynch & Co.	92,891
4,320	T. Rowe Price Group, Inc.	250,214

		692,433

Food Products & Services (2.7%)
2,765	Archer-Daniels-Midland Co.	109,771
7,800	Sysco Corp.	240,708

		350,479

Health Care (1.2%)
2,665	Wellpoint, Inc. (a)	148,760

Insurance (4.6%)
3,305	AFLAC, Inc.	221,865
2,695	Lincoln National Corp.	148,656
3,020	Prudential Financial, Inc.	225,594

		596,115

Machinery & Equipment (3.0%)
2,945	The Manitowoc Co., Inc.	114,560
3,745	United Technologies Corp.	266,045

		380,605

Medical Equipment & Supplies (4.7%)
1,715	Becton, Dickinson & Co.	144,832
3,635	Henry Schein, Inc. (a)	202,542
4,070	Stryker Corp.	262,718

		610,092

Medical Labs & Testing Services (1.0%)
1,620	Covance, Inc. (a)	132,808

Metals - Processing & Fabrication (0.9%)
2,855	Cameco Corp.	116,912

Oil & Gas Exploration, Production and Services (6.0%)
1,890	Apache Corp.	253,373
2,885	Baker Hughes, Inc.	255,669
4,475	Patterson-UTI Energy, Inc.	140,873
2,495	Valero Energy Corp.	126,846

		776,761

Oil - Integrated Companies (1.8%)
2,650	Exxon Mobil Corp.	235,214

Pharmaceuticals (2.4%)
5,435	Bristol-Myers Squibb Co.	123,864
2,660	Genzyme Corp. (a)	182,103

		305,967

Restaurants (1.0%)
2,105	McDonald’s Corp.	124,869

Retail (7.4%)
6,800	Best Buy Co., Inc.	317,492
5,048	CVS Corp.	216,004
6,670	Family Dollar Stores, Inc.	142,738
5,980	Kohl’s Corp. (a)	267,904

		944,138

Semiconductors (7.5%)
8,425	Altera Corp.	194,955
8,470	Applied Materials, Inc.	167,791
14,825	Intel Corp.	343,643

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Continued

May 31, 2008

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Semiconductors, continued:
7,825	Texas Instruments, Inc.	$254,156

		960,545

Technology (1.3%)
2,745	Waters Corp. (a)	168,872

Telecommunications (1.0%)
4,360	Nokia Oyj ADR	123,824

Telecommunications - Services & Equipment (2.5%)
6,720	QUALCOMM, Inc.	326,189

Tobacco & Tobacco Products (1.0%)
2,390	Philip Morris International, Inc. (a)	125,857

Transportation & Shipping (2.5%)
1,700	FedEx Corp.	155,907
2,470	Norfolk Southern Corp.	166,429

		322,336

Total Common Stocks		12,682,484

Investments in Affiliates (1.9%)
237,273	American Performance Institutional Cash Management Fund	237,273

Total Investments in Affiliates		237,273

Total Investments (Cost $10,601,453)(b)—100.7%		12,919,757
Liabilities in excess of other assets — (0.7)%		(86,563)

Net Assets — 100.0%		$12,833,194

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Notes to Schedules of Portfolio Investments

May 31, 2008 (Unaudited)

1. Organization:

The American Performance Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of May 31, 2008, the Trust offers shares of the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund, (each individually referred to as a “Money Market Fund,” and collectively the “Money Market Funds”), the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S Large Cap Equity Fund, formerly the U.S. Tax-Efficient Large Cap Equity Fund (individually referred to as a “Fund” and collectively, “the Trust” or “the Funds”). The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund and the U.S. Large Cap Equity Funds are authorized to issue an unlimited number of shares in two classes of shares for each Fund: No-Load Investor Shares (the “Investor Shares”) and Institutional Shares. The Money Market Funds are authorized to issue an unlimited number of shares in four classes of shares for each Money Market Fund: Administrative Shares, Institutional Shares, Select Shares and Service Shares. As of May 31, 2008, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund are not yet offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (12b-1) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

AMERICAN PERFORMANCE FUNDS

Notes to Schedule of Portfolio Investments, Continued

May 31, 2008 (Unaudited)

The following is an overview of how securities will be valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund (“the Variable Net Asset Value Funds”).

Securities for which market quotations are readily available will be valued in the following manner:

•	If available, based on the market price or market derived matrix price obtained from and approved independent pricing service.

•

Broker Pricing – If a security cannot be valued using a price obtained from an approved independent pricing service, then based on quotes from a broker/dealer or market maker identified by AXIA Investment Management, Inc. (the “Adviser”), such quotes to be obtained by the trust’s fund accountant, if such quotes are available; and

•

Fair Value Pricing – If a security cannot be valued based on the price obtained from an approved independent pricing service or by quotes from broker/dealers or market makers, then as determined by the Pricing Committee based on fair value pursuant to these Security valuation Procedures.

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.

Fixed income securities will be valued using matrix pricing as determined by a Board approved independent pricing service. Short-term fixed income securities are valued at amortized cost, which approximates current value.

Open-ended mutual fund investments will be valued at the most recently calculated net asset value. Closed ended mutual funds are valued at their fair values based upon the latest available sale price.

Repurchase agreements will be valued at original cost.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of such portfolio securities.

Security Transactions and Related Income:

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

AMERICAN PERFORMANCE FUNDS

Notes to Schedule of Portfolio Investments, Continued

May 31, 2008 (Unaudited)

Securities Purchased on a When-issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund designates cash and marketable securities equal in value to commitments for when-issued securities.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 or Rule 144A under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At May 31, 2008, the Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, and Balanced Fund held illiquid restricted securities representing 1.14%, 2.07%, 1.77%, and 0.82% of net assets, respectively. The illiquid restricted securities held as of May 31, 2008, are identified below.

Security	Acquisition Date*	Acquisition Cost($)	Principal Amount($)	Value($)
Short-Term Income Fund: 115
ACLC Business Loan Receivables Trust, Series 98-2	7/15/2003	430,334.83	468,391.65	467,994.78
ACLC Business Loan Receivables Trust, Series 00-1	7/28/2003	330,110.14	345,551.99	344,295.67
Atherton Franchisee Loan Funding, Series 98-A	7/1/2003	144,976.49	181,152.68	180,899.48
Atherton Franchisee Loan Funding, Series 99-A	9/9/2003	375,339.45	403,590.81	418,000.74
Captec Franchise Trust, Series 00-1	7/16/2003	302,969.09	304,109.52	310,775.60
Pretsl XXIII PPN 12/22/36	9/22/2006	961,977.80	967,385.47	822,277.65
Taberna 2006-5A A3 FRN 8/5/36	2/16/2007	2,454,427.50	2,466,827.50	493,365.50
Intermediate Bond Fund: 117
ACLC Business Loan Receivables Trust, Series 98-2	6/8/2004	94,760.82	104,087.02	103,998.83
ACLC Business Loan Receivables Trust, Series 00-1	7/28/2003	186,631.16	195,812.80	195,100.88
Atherton Franchisee Loan Funding, Series 98-A	7/1/2003	61,139.03	75,480.28	75,374.78
Atherton Franchisee Loan Funding, Series 99-A	9/19/2003	262,737.61	282,513.57	292,600.52
Captec Franchise Trust, Series 00-1	7/16/2003	131,725.70	132,221.54	135,119.84
Pretsl XXIII PPN 12/22/36	9/22/2006	961,977.80	967,385.47	822,277.65
Taberna 2006-5A A3 FRN 8/5/36	2/16/2007	2,048,789.58	2,055,689.58	411,137.92
Bond Fund: 116
ACLC Business Loan Receivables Trust, Series 98-2	7/15/2003	47,814.98	52,043.52	51,999.42
ACLC Business Loan Receivables Trust, Series 00-1	7/28/2003	176,058.74	184,294.39	183,624.35
Atherton Franchisee Loan Funding, Series 98-A	7/1/2003	30,569.51	37,740.14	37,687.39
Atherton Franchisee Loan Funding, Series 99-A	9/19/2003	187,669.74	201,795.40	209,000.36
Captec Franchise Trust, Series 00-1	7/16/2003	85,621.70	85,943.99	87,827.88
Pretsl XXIII PPN 12/22/36	9/22/2006	480,988.88	483,692.73	411,138.82
Taberna 2006-5A A3 FRN 8/5/36	2/16/2007	1,024,394.79	1,027,844.79	205,568.96
Balanced Fund: 119
ACLC Business Loan Receivables Trust, Series 98-2	7/15/2003	47,814.98	52,043.52	51,999.42
ACLC Business Loan Receivables Trust, Series 00-1	12/9/2003	56,872.11	57,592.00	57,382.61
Atherton Franchisee Loan Funding, Series 98-A	7/1/2003	30,569.51	37,740.14	37,687.39
Atherton Franchisee Loan Funding, Series 99-A	9/9/2003	46,917.43	50,448.85	52,250.09
Captec Franchise Trust, Series 00-1	7/16/2003	85,621.70	85,943.99	87,827.88
Pretsl XXIII PPN 12/22/36	9/22/2006	288,593.32	290,215.63	246,683.29
Taberna 2006-5A A3 FRN 8/5/36	2/21/2007	255,261.20	256,961.20	51,392.24

*	In the event several lots of a given security are held, the acquisition date presented represents the acquisition date of the first lot.

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

3. Concentration of Credit Risk:

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector.

AMERICAN PERFORMANCE FUNDS

Notes to Schedule of Portfolio Investments, Continued

May 31, 2008 (Unaudited)

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of May 31, 2008, (as a percentage of value):

	Tax-Free Money Market Fund	Intermediate Tax-Free Bond Fund
Development	10.32%	1.80%
Education	12.33%	22.45%
Facilities	19.80%	22.95%
General Obligation	2.47%	23.77%
Higher Education	0.40%	8.38%
Housing	1.24%	—
Investment Companies	0.57%	4.90%
Medical	23.46%	4.37%
Pollution	18.21%	0.84%
Revenue	—	—
Taxation	—	0.16%
Transportation	11.20%	0.63%
Utilities	—	2.00%
Water	—	7.75%

Total	100.00%	100.00%

4. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

At May 31, 2008, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$15,502,260	$401,767	$(205)	$401,562
Short-Term Income Fund	273,121,531	2,905,299	(12,206,264)	(9,300,965)
Intermediate Bond Fund	94,210,538	2,550,983	(5,315,399)	(2,764,416)
Bond Fund	65,582,605	1,895,892	(3,856,605)	(1,960,713)
Balanced Fund	62,772,501	9,167,246	(3,076,622)	6,090,624
U.S. Tax-Efficient Large Cap Equity Fund	10,643,431	2,650,861	(374,535)	2,276,326

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the difference on investments in passive foreign investment companies, and amortization/accretion.

5. Subsequent Event

On June 18, 2008, AXIA Investment Management, Inc. changed its name to Cavanal Hill Investment Management, Inc.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Performance Funds

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Treasurer

Date July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Treasurer

Date July 29, 2008

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President

Date July 29, 2008

*	Print the name and title of each signing officer under his or her signature.